UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2018

Item 1. Report to Stockholders.

Muzinich & Co.

Muzinich Credit Opportunities Fund

Muzinich U.S. High Yield
Corporate Bond Fund

Muzinich Low Duration Fund

SEMI-ANNUAL REPORT
June 30, 2018

Muzinich Funds

TABLE OF CONTENTS

A Message to our Shareholders	1
Sector Allocations	5
Schedules of Investments	8
Statements of Assets and Liabilities	30
Statements of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	38
Notes to Financial Statements	44
Expense Examples	55
Additional Information	57
Privacy Notice	58

Muzinich Funds

Dear Investors:

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”) finished the half year with asset growth from $390,484,439 to $406,737,994 reflecting inflows, but also accounting for a net investment return of -0.96% for the Supra Institutional Class, -0.97% for the Institutional Class, and -1.08% for Class A.  While negative returns are disappointing, the Fund preserved capital better than the broad global corporate credit markets as reflected in the -1.95% return of the GI00, the ICE BofA Merrill Lynch Global Corporate & High Yield Index, which is the Fund’s primary benchmark.  Since inception from January 3, 2013, the Fund’s Supra Institutional Class has gained an annualized net return of 4.14%, net of fees and expenses, while the benchmark has returned a more modest 3.39% annualized.

Performance as of June 30, 2018 (Unaudited)	6 Months	1 Year	5 Year	Since Inception
Credit Opportunities Fund – Supra Institutional	-0.96%	0.97%	4.27%	4.14%
ICE BofA Merrill Lynch Global Corporate & High Yield Index (GI00)	-1.95%	0.27%	3.97%	3.39%

Periods greater than one year are average annual returns.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data currency to the most recent month end may be obtained by calling 855-689-4642.  The Fund imposes a 1.00% redemption fee on shares held for 90 days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be less.

Expense Ratios1
Gross Expense Ratio: 0.83%
Net Expense Ratio: 0.60%2

1	Expense ratios are from the Fund’s most recent prospectus dated April 30, 2018 (Supra Institutional Class). See the Financial Highlights on page 39 for the most current expense ratios.
2	The Advisor has contractually agreed to waive its fees and reimburse certain expenses through April 30, 2019.

The Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”) began the year with assets of $20,030,380, and ended the period with $27,071,369 on flows and investment performance.  The Fund’s Supra Institutional Class returned -0.74% net over this period vs. the -0.47% return of the benchmark JUC4, the ICE BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. Institutional Class shares declined -0.76%.  Fund gross performance over the period just edged out that of the benchmark.

The Muzinich Low Duration Fund (“Low Duration Fund”) grew from its year end closing balance of $705,842,069 to $758,045,876 on inflows and investment gains.  During the period, the Fund had a net return of 0.25%, outperforming a return of 0.11% in the ICE BofA Merrill Lynch 1-3 Year U.S. Corporate & Government Index (B1A0) which serves as this Fund’s primary benchmark.  Since inception on June 30, 2016, the class has produced an annualized net return of 2.84% vs. the benchmark’s annualized net return of 0.30%.

Performance as of June 30, 2018 (Unaudited)	6 Months	1 Year	Since Inception
Low Duration Fund – Supra Institutional	0.25%	2.05%	2.84%
ICE BofA Merrill Lynch 1-3 Year U.S. Corporate & Government Index (B1A0)	0.11%	0.27%	0.30%

Periods greater than one year are average annual returns.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data currency to the most recent month end may be obtained by calling 855-689-4642.  The Fund imposes a 1.00% redemption fee on shares held for 90 days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be less.

Expense Ratios1
Gross Expense Ratio: 0.71%
Net Expense Ratio: 0.50%2

1	Expense ratios are from the Fund’s most recent prospectus dated April 30, 2018 (Supra Institutional Class). See the Financial Highlights on page 43 for the most current expense ratios.
2	The Advisor has contractually agreed to waive its fees and reimburse certain expenses through April 30, 2019.

Muzinich Funds

Market

Global credit markets, with the exception of loans, were generally lower for the period as a fear of rising rates, European political concerns and escalating trade tensions put pressure on markets.  US dollar bonds of both US and Emerging Market (EM) companies were negatively impacted by rate fears while European credit declined particularly in May due to political fears related to the Italian elections.  The beginning of the period was positive in the US as investors cheered the passage of the Trump tax cuts that were particularly business friendly given the sharp cut in the corporate tax rate.  Continued positive economic data in the US, specifically solid employment and higher inflation prints – coupled with a Federal Reserve (Fed) committed to rate policy normalization – began to weigh on investors in February.  Many investors viewed this positive economic data as an indication that the Federal Reserve would move more aggressively in their rate hikes.  Volatility spiked and was exacerbated by the unwinding of short VIX positions – most notably the Credit Suisse ETF.  In Europe, the future of the EU was again put into question after the Italian election of a populist government and the collapse of the coalition parties’ attempt to form a government.  The populist parties had initially appointed a Eurosceptic finance minister that was rejected by the Prime Minister.  While a government is now in place in Italy and the immediate sense of crisis has abated, political uncertainty remains.  Finally, EM experienced the most pronounced declines as rising US rates revived investor fears of the potential of an EM crisis similar to those last seen in the 1990s.  Escalating trade war tensions also led to the sell-off within export-oriented EM markets as did renewed sanctions against specific Russian oligarchs and their companies.  We believe many of the issues of EM crises past have been softened to a large degree thanks to many EM countries allowing their currencies to free float and EM corporates increasingly funding themselves in their home markets in local terms.  Against these macro concerns (US rates, European elections, Russian sanctions, trade wars) global corporate credit fundamentals remained solid and the default outlook benign.  Companies remain well capitalized and interest coverage ratios suggest debt levels are very manageable.

Performance Factors

Credit Opportunities Fund

Over the first half of 2018, the Credit Opportunities Fund outperformed the broad global credit markets as captured in its benchmark even after deduction of fees and expenses over the period.  The Fund better preserved capital through is underallocation to US investment grade paper which sold off, together with greater inclusion of floating rate loans which outperformed on interest rate fears and strong technicals, and on a growing allocation to US governments as a volatility buffer.  The most significant deterrent to performance was Eastern European exposure on the imposition of US sanctions. While we reduced some Russian exposure, the Fund continues to hold exposure in Rusal which we believe is making progress in its ownership structure that would enable sanction relief.  Similarly, Italian exposure made the European periphery a weight on returns in May on election uncertainty and contributed to poor portfolio performance in the banking sector overall, but we have seen improved prices for some of our Italian holdings after the end of this reporting period on good fundamental data, a specific buyout offer for a holding in the telecommunications sector, and quieter headlines.  The portfolio gained most from an industry perspective in US Treasury exposure and in the healthcare sector which we like for its relative insulation from trade-war issues.

Over the period and particularly in its second half, we have been repositioning risk in advance of potential headline news in the fall.  We have been reducing both European and emerging market high yield exposure as we express a growing preference for higher rated US holdings.  While US investment grade paper performed relatively poorly in the first half year, we believe it offers more valuation cushion now while we await September’s headlines.  Our corporate holdings are increasingly short in duration ahead of potential US interest rate hikes, and we have taken longer-duration exposure to US Treasuries.  We note that while we have looked to reduce risk to minimize downside volatility, we are not generally negative on corporate credit from a credit perspective.  Rather, we would like to have powder dry for purchases in companies we think exhibit attractive credit fundamentals at better valuation after any potential price jitters.

U.S. High Yield Fund

In a challenging period in which the BB/B market modestly declined, the U.S. High Yield Fund preserved capital slightly better than its benchmark on a gross basis, but underperformed after subtraction of fees and expenses.  From a regional perspective, the Fund lost some ground against the index through allocation to USD-denominated issues from Italian banks or companies, but exhibited strong credit selection in US holdings.  From a duration perspective, the Fund benefitted from its shortest duration holdings which included allocation to a loan ETF selected to give more diversified and liquid loan exposure at the Fund’s current size.  The Fund lost ground against the index in the 5-7 year range as this bucket included much of the aforementioned Italian exposure.  Similarly, Italian exposure shows up in the banking sector, where the Fund most underperformed from an industry perspective, but the Fund benefitted from strong credit selection in healthcare—which we see as more insulated from trade war talk than other sectors—and through strong credit selection in metals and mining.  We believe

Muzinich Funds

that since the end of the period, the market has been supported by strong technicals as the demand for US high yield exceeded a shrinking supply.  Fundamentals remain supportive, but we would look to harvest some gains in the portfolio and reduce risk should the market approach its tightest credit spreads for the year.

Low Duration Fund

In a challenging first half, the Fund’s corporate credit investments eked out a positive performance despite so many possible headwinds.  This return also outpaced that of the benchmark which contains a higher proportion of governments than the Fund.  The Fund earned its positive contributions in barbell fashion from both its highest rated holdings of A- or above and its lowest-rated holdings across generally lower-rated high yield.  Credits in the BBB range, which have been a kind of “sweet spot” for Fund returns historically, faced more challenges.  As with our other funds, credit selection was more determinant this period than rating alone.  European peripheral credits faced the most challenge as Italian banking and corporate exposure—representing about 8% of the Fund’s holdings throughout the period—declined in May on Italian election turmoil.  Some of these positions have bounced back well after the end of this reporting period on good fundamental data, a specific buyout offer for a holding in the telecommunications sector, and quieter headlines.  UK credit, denominated in GPB, proved the period’s big winner, although we have been reducing certain UK exposure as we move closer to execution of Brexit.  Going forward, we note relative comfort with credit fundamentals, but tight valuations made purchases challenging over the period.  After moving toward Europe and marginally away from USD holdings in 2018, we have made our marginal purchases in recent days in USD investment grade bonds where we think interest rate hikes have been largely priced in by the markets and economic growth, earnings, and relatively contained inflation remain tailwinds for credit.

Outlook

As we write with just a little distance from the end of the period covered by this report, volatility has quieted, but do not think it has receded form the near horizon.

Given the increase in short term rates, we have begun to see a flattening of the US yield curve, particularly as rates remain anchored at the long-end.  With the benefit of hindsight, an inversion of the yield curve has been predictive of recession in the next 12 to 18 months.  We can’t, however, forecast what rates and, by extension, the curve will do in the coming months.  We believe actual economic, market and company-specific data provide a better approximation for the current state of the economy and the market.  We consider corporate fundamentals to be generally strong with high yield leverage declining but investment grade corporate leverage modestly increasing.  US economic data remains robust.  Macro concerns, however, such as escalating trade war tension, quantitative tightening in the US, rising oil prices, and decelerating global growth represent real headwinds.  Beyond the US, apparently local issues, such as Italian populism, no longer have only local impact.  Given this backdrop, we believe credit remains a compelling option given its carry.  Investors, however, should be mindful of the clouds accumulating on the horizon.  In short, we believe investors are well served allocating capital to managers mindful of risk as the beta phase of the market cycle may have passed.

We appreciate the confidence and trust you have placed in Muzinich.

Sincerely,

Clinton Comeaux	Anthony DeMeo	Stuart Fuller

Joe Galzerano	Tatjana Greil-Castro	Warren Hyland

Michael McEachern	Bryan Petermann

Thomas Samson		Torben Ronberg

Muzinich Funds

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Short-term performance in particular, is not a good indication of the Funds’ future performance, and an investment should not be made solely on returns.

References to other funds should not be interpreted as an offer of these securities.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please see the Schedules of Investments for a complete list of holdings.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully disclosed in the prospectus. Floating rate loans may not be fully collateralized and therefore may decline significantly in value. Each Fund will bear its share of the fees and expenses of investments in underlying funds or exchange-traded funds (ETFs). Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Funds invest in high yield debt instruments which tend to be less liquid than higher quality debt instruments. The Funds may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Please note that while the Funds’ prospectus states that the Funds may use leverage, and that they may make short sales of securities, which involve the risk that losses may exceed the original amount invested, the Funds’ portfolio managers do not anticipate engaging in either practice. The Funds will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Funds invest, but hedging involves costs and there can be no guarantee that the Funds will be perfectly hedged or that the hedging will work as anticipated.

Must be preceded or accompanied by a prospectus.

Bond ratings are grades given to bonds that indicate their credit quality as determined by a private independent rating service. The firm evaluates a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’ which is the highest grade to ‘D,’ which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the Advisor will classify the security as non-rated.

Index Definitions:

The ICE BofA Merrill Lynch Global Corporate & High Yield Index (GI00) is an unmanaged index tracking the performance of fixed-rate investment grade and below investment grade corporate debt publicly issued in the major domestic and Eurobond markets. Qualifying currencies include AUD, CAD, EUR, JPY, GBP, and USD. Qualifying issues must meet minimum size requirements denominated in the currency of issue, and must have a remaining term of at least one year to maturity.

The ICE BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index (JUC4) contains all securities in The ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

The ICE BofA Merrill Lynch 1-3 Year U.S. Corporate & Government Index (B1A0) is a subset of The ICE BofA Merrill Lynch US Corporate & Government Index including all securities with a remaining term to final maturity less than 3 years.

It is not possible to invest directly in an index.

Glossary:

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

U.S. Treasury is a fixed-interest U.S. government debt security with a maturity of more than 10 years.

Muzinich & Co. is a registered investment adviser. The Muzinich Funds are distributed by Quasar Distributors, LLC.

Credit Opportunities Fund

SECTOR ALLOCATIONS at June 30, 2018 (Unaudited)

Sector	% of Net Assets

Sovereign	14.3%
Banking	11.4%
Healthcare	10.1%
Energy	5.3%
Automotive & Auto Parts	5.2%
Telecommunications	4.6%
Chemicals	4.2%
Technology	3.7%
Cable/Satellite TV	3.4%
Diversified Financial Services	3.2%
Utilities	2.9%
Homebuilders/Real Estate	2.8%
Containers	2.5%
Food/Beverage/Tobacco	2.4%
Services	2.2%
Food & Drug Retail	1.9%
Broadcasting	1.7%
Building Materials	1.4%
Consumer Products	1.3%
Diversified Media	1.1%
Insurance	1.0%
Gaming	0.9%
Metals/Mining	0.9%
Capital Goods	0.7%
Super Retail	0.7%
Transportation Excluding Air/Rail	0.6%
Steel	0.5%
Paper	0.5%
Leisure	0.4%
Environmental	0.2%
Quasi & Foreign Government	0.2%
Cash & Equivalents*	7.8%
Total	100.0%

*	Represents cash, short-term securities and other assets in excess of liabilities.

U.S. High Yield Fund

SECTOR ALLOCATIONS at June 30, 2018 (Unaudited)

Sector	% of Net Assets

Energy	11.8%
Exchange Traded Funds	9.4%
Healthcare	8.7%
Cable/Satellite TV	8.1%
Telecommunications	7.9%
Metals/Mining	5.0%
Chemicals	4.5%
Diversified Financial Services	4.3%
Services	4.0%
Utilities	3.5%
Broadcasting	3.2%
Technology	3.0%
Automotive & Auto Parts	2.2%
Containers	2.2%
Aerospace/Defense	2.2%
Food/Beverage/Tobacco	2.1%
Capital Goods	2.1%
Gaming	1.9%
Banking	1.8%
Steel	1.5%
Diversified Media	1.4%
Building Materials	1.1%
Paper	1.0%
Consumer Products	1.0%
Transportation Excluding Air/Rail	0.9%
Leisure	0.9%
Homebuilders/Real Estate	0.8%
Super Retail	0.5%
Entertainment/Film	0.5%
Restaurants	0.5%
Environmental	0.4%
Cash & Equivalents*	1.6%
Total	100.0%

*	Represents cash, short-term securities and other assets in excess of liabilities.

Low Duration Fund

SECTOR ALLOCATIONS at June 30, 2018 (Unaudited)

Sector	% of Net Assets

Banking	21.5%
Diversified Financial Services	8.5%
Automotive & Auto Parts	6.3%
Telecommunications	5.7%
Energy	5.3%
Food/Beverage/Tobacco	5.3%
Healthcare	4.7%
Technology	4.4%
Utilities	3.6%
Homebuilders/Real Estate	3.3%
Chemicals	2.8%
Super Retail	2.6%
Cable/Satellite TV	2.4%
Services	2.2%
Capital Goods	1.8%
Steel	1.6%
Diversified Media	1.4%
Quasi & Foreign Government	1.4%
Food & Drug Retail	1.2%
Transportation Excluding Air/Rail	1.2%
Leisure	1.1%
Gaming	1.1%
Railroads	0.9%
Metals/Mining	0.4%
Insurance	0.4%
Containers	0.4%
Aerospace/Defense	0.3%
Consumer Products	0.2%
Paper	0.1%
Building Materials	0.1%
Cash & Equivalents*	7.8%
Total	100.0%

*	Represents cash, short-term securities and other assets in excess of liabilities.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Principal
Amount†		Value

CORPORATE BONDS: 64.5%

Automotive & Auto Parts: 4.3%
	Fiat Chrysler Finance Europe SA
EUR 1,300,000	6.750%, 10/14/19	$1,635,322
	Ford Motor Credit Co LLC
1,450,000	2.835% (3 Month LIBOR
	USD + 0.810%), 4/5/21[1]	1,455,629
	IHO Verwaltungs GmbH
EUR 1,525,000	3.250% Cash or 4.000%
	PIK, 9/15/23	1,804,047
	Renault SA
EUR 1,525,000	3.125%, 3/5/21	1,918,573
	Schaeffler Finance BV
EUR 1,000,000	3.500%, 5/15/22	1,178,174
	Volkswagen International
	Finance NV
EUR 1,450,000	3.750%, 3/24/21[4,8]	1,750,851
	Volvo Car AB
EUR 1,550,000	3.250%, 5/18/21	1,923,502
	ZF North America Capital Inc.
EUR 3,100,000	2.250%, 4/26/19	3,687,487
2,138,000	4.000%, 4/29/20[2]	2,154,397
		17,507,982

Banking: 11.4%
	ABN AMRO Bank NV
EUR 1,300,000	5.750%, 9/22/20[4,8]	1,609,777
	Allied Irish Banks PLC
EUR 3,175,000	7.375%, 12/3/20[4,8]	4,059,800
	Ally Financial Inc.
3,900,000	4.750%, 9/10/18	3,912,187
2,100,000	3.750%, 11/18/19	2,102,625
	Bank of America Corp.
800,000	3.359% (3 Month LIBOR
	USD + 1.000%), 4/24/23[1]	808,856
EUR 2,450,000	0.372% (3 Month EurIBOR
	+ 0.700%), 4/25/24[1]	2,849,185
	Bank of Ireland
EUR 1,200,000	4.250%, 6/11/24[4]	1,439,620
	Barclays PLC
EUR 1,400,000	6.500%, 9/15/19[4,8]	1,686,589
	BPCE SA
EUR 775,000	12.500%, 9/30/19[4,8]	1,039,016
	Citigroup Inc.
1,350,000	3.391% (3 Month LIBOR
	USD + 1.070%), 12/8/21[1]	1,370,761
	Cooperatieve Rabobank UA
1,050,000	11.000%, 6/30/19[4,8]	1,128,750
	Erste Group Bank AG
1,400,000	5.500%, 5/26/25[4]	1,430,694
	Global Bank Corp.
900,000	5.125%, 10/30/19	908,820
	Goldman Sachs Group Inc.
2,025,000	3.139% (3 Month LIBOR
	USD + 0.780%), 10/31/22[1]	2,026,370
	ICBC Standard Bank PLC
1,671,000	8.125%, 12/2/19	1,761,752
	JPMorgan Chase & Co.
1,735,000	3.260% (3 Month LIBOR
	USD + 0.900%), 4/25/23[1]	1,750,974
	KBC Group NV
EUR 1,300,000	5.625%, 3/19/19[4,8]	1,547,068
	Morgan Stanley
2,500,000	2.903% (3 Month LIBOR
	USD + 0.550%), 2/10/21[1]	2,505,485
	Nationwide Building Society
GBP 1,475,000	6.875%, 6/20/19[4,8]	1,991,665
	QNB Finance Ltd.
2,000,000	2.875%, 4/29/20	1,975,900
	Royal Bank of Scotland Group PLC
EUR 2,750,000	3.625%, 3/25/24[4]	3,272,985
	Societe Generale SA
EUR 1,900,000	9.375%, 9/4/19[4,8]	2,443,967
	UBS Group Funding Switzerland AG
2,000,000	3.549% (3 Month LIBOR
	USD + 1.220%), 5/23/23[1,2]	2,025,201
	Volksbank Wien AG
EUR 700,000	2.750%, 10/6/27[4]	805,142
		46,453,189

Broadcasting: 1.6%
	LIN Television Corp.
725,000	5.875%, 11/15/22	743,125
	Netflix Inc.
1,500,000	5.375%, 2/1/21	1,549,200
850,000	5.500%, 2/15/22	878,560
	Sinclair Television Group Inc.
1,000,000	5.375%, 4/1/21	1,010,000
	Sirius XM Radio Inc.
2,556,000	3.875%, 8/1/22[2]	2,479,320
		6,660,205

Building Materials: 1.1%
	Masonite International Corp.
1,000,000	5.625%, 3/15/23[2]	1,027,200
	Standard Industries Inc.
1,725,000	5.500%, 2/15/23[2]	1,746,562
	Votorantim Cimentos SA
EUR 1,460,000	3.250%, 4/25/21	1,750,338
		4,524,100

Cable/Satellite TV: 2.2%
	Altice Finco SA
EUR 1,275,000	9.000%, 6/15/23	1,557,535

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 64.5% (Continued)

Cable/Satellite TV: 2.2% (Continued)
	CCO Holdings LLC / CCO
	Holdings Capital Corp.
825,000	5.250%, 3/15/21	$831,187
	Midcontinent Communications /
	Midcontinent Finance Corp.
1,775,000	6.875%, 8/15/23[2]	1,865,969
	Virgin Media Receivables
	Financing Notes I DAC
GBP 725,000	5.500%, 9/15/24	944,802
	Virgin Media Receivables
	Financing Notes II DAC
GBP 1,400,000	5.750%, 4/15/23	1,878,596
	Ziggo Bond Co BV
EUR 1,475,000	7.125%, 5/15/24	1,845,236
		8,923,325

Capital Goods: 0.4%
	Caterpillar Financial Services Corp.
1,600,000	2.500%, 11/13/20	1,575,816

Chemicals: 3.9%
	Arkema SA
EUR 1,300,000	4.750%, 10/29/20[4,8]	1,626,385
	Blue Cube Spinco LLC
2,075,000	9.750%, 10/15/23	2,360,312
	Eagle Intermediate Global Holding
	BV/Ruyi US Finance LLC
EUR 1,300,000	5.375%, 5/1/23	1,511,204
	Huntsman International LLC
1,000,000	4.875%, 11/15/20	1,018,750
EUR 2,200,000	5.125%, 4/15/21	2,849,079
EUR 725,000	4.250%, 4/1/25	965,357
	PQ Corp.
1,350,000	6.750%, 11/15/22[2]	1,422,562
	Solvay Finance SA
EUR 1,300,000	5.118%, 6/2/21[4,8]	1,650,764
	Syngenta Finance NV
625,000	3.933%, 4/23/21[2]	623,826
EUR 1,600,000	1.875%, 11/2/21	1,920,843
		15,949,082

Consumer Products: 0.3%
	Spectrum Brands Inc.
1,250,000	6.625%, 11/15/22	1,293,750

Containers: 2.2%
	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA Inc.
EUR 1,600,000	4.125%, 5/15/23	1,946,908
	Ball Corp.
EUR 1,600,000	3.500%, 12/15/20	2,010,599
	Berry Global Inc.
775,000	5.500%, 5/15/22	782,866
1,000,000	6.000%, 10/15/22	1,033,000
	OI European Group BV
EUR 1,375,000	6.750%, 9/15/20	1,816,100
	Reynolds Group Issuer Inc. /
	Reynolds Group Issuer LLC
1,550,572	5.750%, 10/15/20	1,558,325
		9,147,798

Diversified Financial Services: 3.0%
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust
1,725,000	4.625%, 10/30/20	1,758,413
	Alliance Data Systems Corp.
EUR 825,000	4.500%, 3/15/22	986,159
	Garfunkelux Holdco 3 SA
GBP 1,200,000	8.500%, 11/1/22	1,543,064
	Jerrold Finco Plc
GBP 1,375,000	6.250%, 9/15/21	1,867,960
	LHC3 PLC
EUR 1,725,000	4.125% Cash or 9.000%
	PIK, 8/15/24	2,016,975
	Lincoln Finance Ltd.
EUR 2,550,000	6.875%, 4/15/21	3,083,609
	Mercury Bondco PLC
EUR 900,000	8.250% Cash or 9.000%
	PIK, 5/30/21	1,095,563
		12,351,743

Diversified Media: 1.1%
	Belo Corp.
1,050,000	7.250%, 9/15/27	1,086,750
	Clear Channel Worldwide
	Holdings Inc.
700,000	6.500%, 11/15/22	714,000
	Outfront Media Capital LLC /
	Outfront Media Capital Corp.
750,000	5.625%, 2/15/24	761,790
	TEGNA Inc.
1,750,000	5.125%, 7/15/20	1,763,125
		4,325,665

Energy: 5.3%
	Andeavor Logistics LP /
	Tesoro Logistics Finance Corp.
1,575,000	6.375%, 5/1/24	1,685,250
	Continental Resources Inc.
1,625,000	5.000%, 9/15/22	1,648,328
	Delek & Avner Tamar Bond Ltd.
1,620,000	3.839%, 12/30/18[2]	1,621,693
800,000	4.435%, 12/30/20[2]	799,912
	OMV AG
EUR 1,425,000	5.250%, 12/9/21[4,8]	1,853,900
	Petrobras Global Finance BV
2,002,000	5.375%, 1/27/21	2,021,620

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 64.5% (Continued)

Energy: 5.3% (Continued)
	Plains All American Pipeline
	LP / PAA Finance Corp.
575,000	5.000%, 2/1/21	$590,962
	Sabine Pass Liquefaction LLC
1,475,000	5.625%, 2/1/21	1,542,322
1,300,000	5.625%, 4/15/23	1,380,644
	Sinopec Group Overseas
	Development 2016 Ltd.
2,075,000	2.750%, 5/3/21	2,035,726
	Southern Star Central Corp.
4,650,000	5.125%, 7/15/22[2]	4,650,000
	TOTAL SA
EUR 1,450,000	3.875%, 5/18/22[4,8]	1,824,002
		21,654,359

Food & Drug Retail: 1.9%
	Co-operative Group
	Holdings 2011 Ltd.
GBP 1,275,000	6.875%, 7/8/20	1,827,600
	CVS Health Corp.
2,000,000	3.500%, 7/20/22	1,984,231
	Tesco Corporate Treasury
	Services PLC
EUR 3,125,000	1.375%, 7/1/19	3,695,555
	Tesco PLC
GBP 162,000	6.125%, 2/24/22	243,023
		7,750,409

Food/Beverage/Tobacco: 1.3%
	Aramark Services Inc.
2,000,000	5.125%, 1/15/24	2,005,000
	Bacardi Ltd.
1,475,000	4.450%, 5/15/25[2]	1,472,130
	Bevco Lux Sarl
EUR 1,660,000	1.750%, 2/9/23	1,933,706
		5,410,836

Gaming: 0.9%
	International Game
	Technology PLC
EUR 1,500,000	4.125%, 2/15/20	1,832,599
	MGM Resorts International
1,900,000	6.750%, 10/1/20	1,995,000
		3,827,599

Healthcare: 7.9%
	Allergan Finance LLC
2,050,000	3.250%, 10/1/22	1,993,630
	Becton Dickinson and Co.
EUR 1,575,000	0.368%, 6/6/19	1,845,390
750,000	3.209% (3 Month LIBOR
	USD + 0.875%), 12/29/20[1]	751,299
2,075,000	2.894%, 6/6/22	2,008,850
	Centene Corp.
975,000	5.625%, 2/15/21	998,035
1,500,000	6.125%, 2/15/24	1,584,375
	DaVita Inc.
2,000,000	5.750%, 8/15/22	2,035,010
	HCA Healthcare Inc.
2,000,000	6.250%, 2/15/21	2,080,000
	HCA Inc.
3,800,000	3.750%, 3/15/19	3,823,750
3,800,000	6.500%, 2/15/20	3,954,375
	Hill-Rom Holdings Inc.
1,500,000	5.750%, 9/1/23[2]	1,533,750
	IQVIA Inc.
EUR 1,500,000	3.500%, 10/15/24	1,761,026
	MPT Operating Partnership LP /
	MPT Finance Corp.
EUR 1,325,000	4.000%, 8/19/22	1,692,322
	Teva Pharmaceutical
	Finance IV LLC
1,050,000	2.250%, 3/18/20	1,012,547
	Teva Pharmaceutical Finance
	Netherlands II BV
EUR 825,000	0.375%, 7/25/20	940,486
	Teva Pharmaceutical Finance
	Netherlands III BV
2,225,000	1.700%, 7/19/19	2,172,662
	Valeant Pharmaceuticals
	International Inc.
1,800,000	6.500%, 3/15/22[2]	1,869,750
		32,057,257

Homebuilders/Real Estate: 2.8%
	CPI Property Group SA
EUR 2,575,000	4.375%, 11/9/23[4,8]	2,832,401
	DEMIRE Deutsche Mittelstand
	Real Estate AG
EUR 1,150,000	2.875%, 7/15/22	1,358,819
	Globalworth Real Estate
	Investments Ltd.
EUR 1,775,000	2.875%, 6/20/22	2,127,944
	Kennedy Wilson Europe
	Real Estate Ltd.
EUR 1,100,000	3.250%, 11/12/25	1,305,267
	Lennar Corp.
1,000,000	4.500%, 11/15/19	1,010,000
	NE Property Cooperatief UA
EUR 785,000	1.750%, 11/23/24	865,565
	Vonovia Finance BV
EUR 1,400,000	4.000%, 12/17/21[4,8]	1,731,598
		11,231,594

Metals/Mining: 0.9%
	Hudbay Minerals Inc.
900,000	7.250%, 1/15/23[2]	931,500

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 64.5% (Continued)

Metals/Mining: 0.9% (Continued)
	Rusal Capital DAC
2,310,000	4.850%, 2/1/23	$1,412,565
	Votorantim SA
1,123,000	6.625%, 9/25/19	1,156,690
		3,500,755

Paper: 0.5%
	Smurfit Kappa Acquisitions ULC
EUR 1,550,000	3.250%, 6/1/21	1,932,262

Quasi & Foreign Government: 0.2%
	SPARC EM SPC Panama
	Metro Line 2 SP
1,104,000	N/A, 12/5/22[5,9]	991,668

Services: 1.1%
	Cognita Financing PLC
GBP 825,000	7.750%, 8/15/21	1,110,569
	Mobile Mini Inc.
400,000	5.875%, 7/1/24	406,000
	Thomas Cook Group PLC
EUR 1,450,000	6.250%, 6/15/22	1,796,314
	Verisure Holding AB
EUR 787,500	6.000%, 11/1/22	959,349
		4,272,232

Steel: 0.5%
	Steel Dynamics Inc.
800,000	5.125%, 10/1/21	809,000
	thyssenkrupp AG
EUR 975,000	2.750%, 3/8/21	1,191,236
		2,000,236

Super Retail: 0.7%
	AA Bond Co. Ltd.
GBP 1,950,000	4.249%, 7/31/43	2,656,120

Technology: 1.6%
	Equinix Inc.
1,130,000	5.375%, 1/1/22	1,166,725
	Lenovo Group Ltd.
1,535,000	4.700%, 5/8/19	1,542,603
	Microchip Technology Inc.
1,125,000	3.922%, 6/1/21[2]	1,127,637
	Nokia OYJ
EUR 525,000	1.000%, 3/15/21	619,000
	NXP BV / NXP Funding LLC
2,125,000	3.875%, 9/1/22[2]	2,093,125
		6,549,090

Telecommunications: 4.0%
	Arqiva Broadcast Finance PLC
GBP 1,300,000	9.500%, 3/31/20	1,779,942
	GCI LLC
1,975,000	6.750%, 6/1/21	1,997,219
	Matterhorn Telecom SA
EUR 1,525,000	3.875%, 5/1/22	1,805,217
	SBA Communications Corp.
3,000,000	4.875%, 7/15/22	2,981,250
	SES SA
EUR 1,425,000	4.625%, 1/2/22[4]	1,718,830
EUR 600,000	5.625%, 1/29/24[4]	741,244
	SoftBank Group Corp.
EUR 975,000	4.000%, 4/20/23	1,176,067
	T-Mobile USA Inc.
2,000,000	6.000%, 3/1/23	2,071,000
	Verizon Communications Inc.
2,000,000	3.125%, 3/16/22	1,974,324
		16,245,093

Transportation Excluding Air/Rail: 0.6%
	HPHT Finance 15 Ltd.
1,350,000	2.875%, 3/17/20	1,338,485
	XPO Logistics Inc.
975,000	6.125%, 9/1/23[2]	1,004,250
		2,342,735

Utilities: 2.8%
	Enel SpA
GBP 1,050,000	7.750%, 9/10/75[4]	1,531,927
	FCC Aqualia SA
EUR 1,125,000	1.413%, 6/8/22	1,339,125
	Indiantown Cogeneration LP
457,451	9.770%, 12/15/20	495,632
	Israel Electric Corp. Ltd.
770,000	9.375%, 1/28/20	839,211
	RWE AG
GBP 1,400,000	7.000%, 3/20/19[4,8]	1,898,869
	State Grid Overseas
	Investment 2016 Ltd.
1,390,000	2.750%, 5/4/22	1,349,584
	Stedin Holding NV
EUR 1,525,000	3.250%, 12/1/21[4,8]	1,885,751
	Transportadora de Gas
	Internacional SA ESP
1,905,000	5.700%, 3/20/22	1,938,337
		11,278,436
TOTAL CORPORATE BONDS
(Cost $268,602,346)		262,413,336

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount†		Value

U.S. GOVERNMENT NOTES/BONDS: 14.3%

Sovereign: 14.3%
	United States Treasury Notes/Bonds
14,100,000	2.750%, 5/31/23	$14,119,277
27,475,000	2.875%, 5/15/28	27,533,492
15,975,000	3.125%, 5/15/48	16,421,489
		58,074,258

TOTAL U.S. GOVERNMENT
NOTES/BONDS
(Cost $57,788,227)		58,074,258

BANK LOANS: 13.4%

Automotive & Auto Parts: 0.9%
	DexKo Global Inc.
EUR 1,425,000	3.750% (3 Month EurIBOR
	+ 3.750%), 7/24/24[1,3]	1,660,656
EUR 570,000	4.500% (1 Month EurIBOR
	+ 4.500%), 7/24/24[1,3]	664,262
	Gates Global LLC
EUR 1,000,000	3.000% (3 Month EurIBOR
	+ 3.000%), 3/31/24[1,3]	1,164,298
		3,489,216

Broadcasting: 0.1%
	Mission Broadcasting Inc.
60,094	4.482% (1 Month LIBOR
	+ 2.500%), 1/17/24[1,3]	60,153
	Nexstar Broadcasting Inc.
477,768	4.482% (1 Month LIBOR
	+ 2.500%), 1/17/24[1,3]	478,241
		538,394

Building Materials: 0.3%
	HD Supply Inc.
1,231,320	4.802% (3 Month LIBOR
	+ 2.500%), 10/17/23[1,3]	1,237,169

Cable/Satellite TV: 1.2%
	Atlantic Broadband Finance LLC
2,650,000	4.469% (1 Month LIBOR
	+ 2.375%), 1/3/25[1,3]	2,637,651
	Midcontinent Communications
1,305,125	4.057% (1 Month LIBOR
	+ 2.000%), 12/31/23[1,3]	1,317,361
	Ziggo Secured Finance BV
1,025,000	4.573% (1 Month LIBOR
	+ 2.500%), 4/15/25[1,3]	1,015,339
		4,970,351

Capital Goods: 0.3%
	WITTUR GmbH
EUR 1,000,000	5.000% (3 Month EurIBOR
	+ 4.000%), 3/31/22[1,3]	1,173,640

Chemicals: 0.3%
	GrafTech Finance Inc.
1,000,000	5.505% (1 Month LIBOR
	+ 3.500%), 2/12/25[1,3]	996,255

Consumer Products: 1.0%
	Energizer Holdings Inc.
1,000,000	4.576%, 6/20/25[1,3,6,7]	1,001,250
	Plantronics Inc.
3,000,000	4.800%, 6/2/25[1,3,6,7]	2,998,605
		3,999,855

Containers: 0.3%
	Crown Holdings Inc.
EUR 1,000,000	2.375% (3 Month EurIBOR
	+ 2.375%), 4/3/25[1,3]	1,166,546

Diversified Financial Services: 0.2%
	Trans Union LLC
800,000	4.358%, 6/30/25[1,3,6,7]	798,500

Environmental: 0.2%
	GFL Environmental Inc.
110,500	5.062%, 5/9/25[1,3,6,7]	109,948
889,500	5.084%, 5/9/25[1,3,6,7]	885,052
		995,000

Food/Beverage/Tobacco: 1.1%
	Chobani LLC
1,068,827	5.594% (1 Month LIBOR
	+ 3.500%), 10/9/23[1,3]	1,071,275
	JBS USA LUX SA
1,720,644	4.835% (3 Month LIBOR
	+ 2.500%), 10/31/22[1,3]	1,709,890
	L1R HB Finance Limited
GBP 1,376,209	5.886% (3 Month LIBOR
	+ 5.250%), 8/30/24[1,3]	1,758,102
		4,539,267

Healthcare: 2.2%
	Avantor Inc.
988,766	5.980% (1 Month LIBOR
	+ 4.000%), 11/21/24[1,3]	994,946
	DaVita HealthCare Partners Inc.
2,269,091	4.844% (1 Month LIBOR
	+ 2.750%), 6/24/211.3	2,277,804
	Envision Healthcare Corporation
437,566	5.100% (1 Month LIBOR
	+ 3.000%), 12/1/23[1,3]	437,750
	Grifols Worldwide
	Operations USA Inc.
2,493,438	4.238% (1 Week LIBOR
	+ 2.250%), 1/31/25[1,3]	2,497,078
	IQVIA Inc.
EUR 2,486,486	2.500% (3 Month EurIBOR
	+ 2.000%), 6/9/25[1,3]	2,883,309
		9,090,887
The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount†		Value

BANK LOANS: 13.4% (Continued)

Insurance: 1.0%
	U.S.I. Inc.
3,979,950	5.334% (3 Month LIBOR
	+ 3.000%), 5/16/24[1,3]	$3,961,543

Leisure: 0.4%
	Park Resorts
GBP 1,311,208	4.746% (1 Month PIBOR
	+ 4.250%), 3/4/24[1,3]	1,700,182

Services: 1.1%
	Altran Technologies SA
EUR 1,231,842	2.750% (3 Month EurIBOR
	+ 2.750%), 3/21/25[1,3]	1,431,900
	Change Healthcare Holdings Inc.
1,458,234	4.844% (1 Month LIBOR
	+ 2.750%), 3/1/24[1,3]	1,455,040
	Techem
EUR 1,507,937	3.000% (3 Month EurIBOR
	+ 3.000%), 10/2/24[1,3]	1,759,377
		4,646,317

Technology: 2.1%
	Assystem Technologies Services
EUR 1,000,000	4.750%, 9/27/24[1,3,6,7]	1,171,013
	Avaloq Group
EUR 1,000,000	4.250%, 5/31/24[1,3,6,7]	1,168,286
	DigiCert Holdings Inc.
548,625	6.844% (1 Month LIBOR
	+ 4.750%), 10/31/24[1,3]	548,968
	Microchip Technology Inc.
2,000,000	4.100% (1 Month LIBOR
	+ 2.000%), 5/29/25[1,3]	2,000,420
	PI UK Holdco II Limited
673,313	5.594% (1 Month LIBOR
	+ 3.500%), 1/3/25[1,3]	665,317
	Project Leopard Holdings Inc.
2,985,000	6.094% (1 Month LIBOR
	+ 4.000%), 7/7/23[1,3]	2,988,731
		8,542,735

Telecommunications: 0.6%
	Sprint Communications Inc.
2,468,750	4.625% (1 Month LIBOR
	+ 2.500%), 2/2/24 [1,3]	2,461,035

Utilities: 0.1%
	Exgen Renewables IV LLC
245,175	5.310% (3 Month LIBOR
	+ 3.000%), 11/29/24[1,3]	246,401

TOTAL BANK LOANS
(Cost $54,946,412)		54,553,293

SHORT-TERM INVESTMENTS: 2.5%

United States Treasury Bills
10,000,000	1.653%, 7/12/18[5]	9,995,360
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,995,411)		9,995,360

TOTAL INVESTMENTS
IN SECURITIES: 94.7%
(Cost $391,332,396)		385,036,247
Other Assets in Excess of Liabilities: 5.3%		21,701,747
TOTAL NET ASSETS: 100.0%		$406,737,994

†	In U.S. Dollars unless otherwise indicated.
EUR – Euro
EurIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIBOR – Paris Interbank Offered Rate
PIK – Payment-in-Kind – represents the security may pay interest in additional par.
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2018. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2018 the value of these securities amounted to $30,448,785 or 7.5% of net assets.

[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2018.
[5]	Rate represents the yield to maturity from the purchase price.
[6]	All or a portion of the loan may be unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Perpetual call date security. Date shown is next call date.
[9]	Zero coupon security.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2018 (Unaudited)

The Credit Opportunities Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

			U.S. Dollar Value at			U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered		June 30, 2018	Currency to be Received		June 30, 2018	(Depreciation)
9/20/18	EUR	128,000,000	$150,436,501		$151,568,640	$151,568,640	$1,132,139
9/20/18	GBP	28,400,000	37,622,131		$38,156,252	38,156,252	534,121
9/20/18		$11,647,500	11,647,500	EUR	10,000,000	11,752,852	105,352
9/20/18		$11,965,050	11,965,050	GBP	9,000,000	11,922,506	(42,544)
			$211,671,182			$213,400,250	$1,729,068

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Principal
Amount		Value

CORPORATE BONDS: 89.0%

Aerospace/Defense: 2.2%
	Bombardier Inc.
$50,000	8.750%, 12/1/21[1]	$55,250
50,000	7.500%, 12/1/24[1]	52,750
100,000	7.500%, 3/15/25[1]	104,625
	KLX Inc
125,000	5.875%, 12/1/22[1]	130,312
	Leonardo US Holdings Inc.
100,000	7.375%, 7/15/39[1]	118,500
	TransDigm Inc.
75,000	5.500%, 10/15/20	75,094
50,000	6.500%, 7/15/24	51,000
		587,531

Automotive & Auto Parts: 2.2%
	Adient Global Holdings Ltd.
200,000	4.875%, 8/15/26[1]	180,500
	American Axle & Manufacturing Inc.
115,000	6.250%, 4/1/25	114,569
	Cooper-Standard Automotive Inc.
75,000	5.625%, 11/15/26[1]	74,250
	Dana Financing Luxembourg Sarl
100,000	6.500%, 6/1/26[1]	101,750
	Meritor Inc.
125,000	6.250%, 2/15/24	126,562
		597,631

Banking: 1.8%
	Ally Financial Inc.
75,000	8.000%, 11/1/31	89,625
	Credit Suisse Group AG
200,000	7.500%, 12/11/23[1,2,4]	206,982
	UniCredit SpA
200,000	5.861%, 6/19/32[1,2]	178,571
		475,178

Broadcasting: 3.2%
	AMC Networks Inc.
50,000	4.750%, 12/15/22	50,187
	Gray Television Inc.
100,000	5.875%, 7/15/26[1]	95,375
	Lions Gate Capital Holdings LLC
25,000	5.875%, 11/1/24[1]	25,430
	Netflix Inc.
25,000	4.875%, 4/15/28[1]	23,861
	Nexstar Broadcasting Inc.
150,000	5.625%, 8/1/24[1]	145,500
	Sinclair Television Group Inc.
125,000	5.625%, 8/1/24[1]	124,375
25,000	5.875%, 3/15/26[1]	24,406
	Sirius XM Radio Inc.
200,000	6.000%, 7/15/24[1]	204,250
	Tribune Media Co.
175,000	5.875%, 7/15/22	177,494
		870,878

Building Materials: 1.1%
	American Woodmark Corp.
25,000	4.875%, 3/15/26[1]	23,750
	New Enterprise Stone & Lime Co. Inc.
75,000	6.250%, 3/15/26[1]	75,937
	SRS Distribution Inc.
25,000	8.250%, 7/1/26[1]	24,938
	Standard Industries Inc.
175,000	5.375%, 11/15/24[1]	173,687
		298,312

Cable/Satellite TV: 8.1%
	Altice Financing SA
200,000	6.625%, 2/15/23[1]	197,600
	Altice France SA
275,000	6.250%, 5/15/24[1]	268,125
	Altice US Finance I Corp.
200,000	5.375%, 7/15/23[1]	199,500
	CCO Holdings LLC / CCO
	Holdings Capital Corp.
125,000	5.250%, 9/30/22	125,625
125,000	5.125%, 2/15/23	124,023
25,000	5.750%, 9/1/23	25,250
200,000	5.500%, 5/1/26[1]	194,440
25,000	5.875%, 5/1/27[1]	24,469
	CSC Holdings LLC
225,000	10.125%, 1/15/23[1]	248,625
200,000	10.875%, 10/15/25[1]	231,060
	DISH DBS Corp.
50,000	7.875%, 9/1/19	52,000
125,000	5.875%, 11/15/24	106,250
	Midcontinent Communications /
	Midcontinent Finance Corp.
175,000	6.875%, 8/15/23[1]	183,969
	Virgin Media Finance PLC
200,000	6.375%, 4/15/23[1]	201,000
		2,181,936

Capital Goods: 2.1%
	Apergy Corp.
75,000	6.375%, 5/1/26[1]	76,312
	ATS Automation Tooling Systems Inc.
50,000	6.500%, 6/15/23[1]	51,125
	BCD Acquisition Inc.
100,000	9.625%, 9/15/23[1]	107,000
	Cloud Crane LLC
50,000	10.125%, 8/1/24[1]	53,875
	Griffon Corp.
150,000	5.250%, 3/1/22	146,497

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 89.0% (Continued)

Capital Goods: 2.1% (Continued)
	JB Poindexter & Co Inc.
$50,000	7.125%, 4/15/26[1]	$51,500
	Park-Ohio Industries Inc.
75,000	6.625%, 4/15/27	76,313
		562,622

Chemicals: 4.5%
	Blue Cube Spinco LLC
50,000	10.000%, 10/15/25	58,375
	CF Industries Inc.
100,000	4.950%, 6/1/43	84,875
	Chemours Co.
75,000	6.625%, 5/15/23	78,750
100,000	7.000%, 5/15/25	107,750
	Consolidated Energy Finance SA
150,000	6.091% (3 Month LIBOR
	USD + 3.750%), 6/15/22[1,2]	150,056
150,000	6.875%, 6/15/25[1]	154,500
150,000	6.500%, 5/15/26[1]	148,688
	Cornerstone Chemical Co.
25,000	6.750%, 8/15/24[1]	24,531
	CVR Partners LP / CVR
	Nitrogen Finance Corp.
100,000	9.250%, 6/15/23[1]	103,375
	NOVA Chemicals Corp.
50,000	5.250%, 8/1/23[1]	50,062
	PQ Corp.
50,000	6.750%, 11/15/22[1]	52,688
	Tronox Inc.
125,000	6.500%, 4/15/26[1]	124,531
	Univar USA Inc.
75,000	6.750%, 7/15/23[1]	77,438
		1,215,619

Consumer Products: 1.0%
	Energizer Gamma Acquisition Inc.
25,000	6.375%, 7/15/26[1]	25,469
	Energizer Holdings Inc.
75,000	5.500%, 6/15/25[1]	73,875
	First Quality Finance Co Inc.
75,000	4.625%, 5/15/21[1]	73,500
	Kronos Acquisition Holdings Inc.
100,000	9.000%, 8/15/23[1]	90,250
		263,094

Containers: 2.2%
	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA Inc.
200,000	7.250%, 5/15/24[1]	208,750
	BWAY Holding Co.
100,000	7.250%, 4/15/25[1]	97,750
	Crown Americas LLC / Crown Americas
	Capital Corp. IV
100,000	4.500%, 1/15/23	98,250
	Reynolds Group Issuer Inc. /
	Reynolds Group Issuer LLC
75,000	5.125%, 7/15/23[1]	74,156
	Sealed Air Corp.
100,000	6.875%, 7/15/33[1]	110,250
		589,156

Diversified Financial Services: 4.3%
	Alliance Data Systems Corp.
125,000	5.375%, 8/1/22[1]	126,234
	DAE Funding LLC
175,000	5.000%, 8/1/24[1]	168,525
	Fly Leasing Ltd.
200,000	5.250%, 10/15/24	188,000
	Icahn Enterprises LP / Icahn
	Enterprises Finance Corp.
75,000	6.250%, 2/1/22	76,687
75,000	6.750%, 2/1/24	75,844
	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp.
100,000	5.250%, 3/15/22[1]	100,250
50,000	5.250%, 10/1/25[1]	47,053
	LPL Holdings Inc.
50,000	5.750%, 9/15/25[1]	48,750
	Navient Corp.
100,000	5.875%, 3/25/21	101,875
	Springleaf Finance Corp.
75,000	7.750%, 10/1/21	80,906
50,000	5.625%, 3/15/23	49,860
50,000	6.875%, 3/15/25	49,750
	Wand Merger Corp.
50,000	8.125%, 7/15/23[1]	50,875
		1,164,609

Diversified Media: 1.4%
	Belo Corp.
25,000	7.750%, 6/1/27	26,500
	Clear Channel Worldwide Holdings Inc.
150,000	6.500%, 11/15/22	153,000
150,000	6.500%, 11/15/22	153,750
	Outfront Media Capital LLC /
	Outfront Media Capital Corp.
50,000	5.875%, 3/15/25	50,595
		383,845

Energy: 11.8%
	AmeriGas Partners LP /
	AmeriGas Finance Corp.
75,000	5.875%, 8/20/26	73,500

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 89.0% (Continued)

Energy: 11.8% (Continued)
	Andeavor Logistics LP
$75,000	6.875%, 2/15/23[2,4]	$74,391
	Antero Resources Corp.
75,000	5.125%, 12/1/22	75,562
	Archrock Partners LP /
	Archrock Partners Finance Corp.
50,000	6.000%, 4/1/21	49,875
	Baytex Energy Corp.
50,000	5.125%, 6/1/21[1]	48,625
	Berry Petroleum Co. LLC
50,000	7.000%, 2/15/26[1]	51,250
	Carrizo Oil & Gas Inc.
25,000	6.250%, 4/15/23	25,437
	Cheniere Corpus Christi Holdings LLC
75,000	5.875%, 3/31/25	78,281
	Cheniere Energy Partners LP
125,000	5.250%, 10/1/25[1]	122,244
	Covey Park Energy LLC /
	Covey Park Finance Corp.
50,000	7.500%, 5/15/25[1]	51,250
	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance Corp.
150,000	6.250%, 4/1/23	153,375
75,000	5.750%, 4/1/25	75,187
	CSI Compressco LP / CSI Compressco
	Finance Inc.
75,000	7.500%, 4/1/25[1]	75,656
	DCP Midstream LP
50,000	7.375%, 12/15/22[2,4]	47,969
	DCP Midstream Operating LP
75,000	5.350%, 3/15/20[1]	76,594
	Delek Logistics Partners LP /
	Delek Logistics Finance Corp.
100,000	6.750%, 5/15/25	100,500
	Diamondback Energy Inc.
25,000	5.375%, 5/31/25[1]	25,031
	Energy Transfer Partners LP
50,000	6.250%, 2/15/23[2,4]	46,406
	Forum Energy Technologies Inc.
25,000	6.250%, 10/1/21	25,062
	Genesis Energy LP / Genesis
	Energy Finance Corp.
75,000	6.750%, 8/1/22	76,125
	Global Partners LP / GLP Finance Corp.
50,000	6.250%, 7/15/22	48,750
	Gulfport Energy Corp.
50,000	6.000%, 10/15/24	48,375
	Hilcorp Energy I LP /
	Hilcorp Finance Co.
75,000	5.000%, 12/1/24[1]	73,125
	Matador Resources Co.
75,000	6.875%, 4/15/23	78,750
	McDermott Technology Americas Inc. /
	McDermott Technology US Inc.
25,000	10.625%, 5/1/24[1]	26,125
	MEG Energy Corp.
75,000	6.375%, 1/30/23[1]	70,125
	Murphy Oil Corp.
100,000	5.750%, 8/15/25	99,970
25,000	5.875%, 12/1/42	22,750
	Nabors Industries Inc.
50,000	5.750%, 2/1/25[1]	47,375
	Newfield Exploration Co.
75,000	5.375%, 1/1/26	77,063
	NGPL PipeCo LLC
75,000	4.875%, 8/15/27[1]	74,344
	Oasis Petroleum Inc.
125,000	6.875%, 1/15/23	127,344
50,000	6.250%, 5/1/26[1]	50,562
	Parkland Fuel Corp.
50,000	6.000%, 4/1/26[1]	49,375
	Parsley Energy LLC /
	Parsley Finance Corp.
50,000	5.250%, 8/15/25[1]	49,375
	PDC Energy Inc.
75,000	6.125%, 9/15/24	76,875
25,000	5.750%, 5/15/26[1]	24,781
	Precision Drilling Corp.
27,162	6.500%, 12/15/21	27,875
25,000	7.125%, 1/15/26[1]	25,738
	QEP Resources Inc.
50,000	6.875%, 3/1/21	53,375
	Range Resources Corp.
50,000	5.000%, 8/15/22	49,750
	SM Energy Co.
100,000	5.000%, 1/15/24	95,125
50,000	5.625%, 6/1/25	47,875
	Southwestern Energy Co.
25,000	7.500%, 4/1/26	26,000
50,000	7.750%, 10/1/27	52,125
	Suburban Propane Partners LP /
	Suburban Energy Finance Corp.
50,000	5.875%, 3/1/27	47,000
	Sunoco LP / Sunoco Finance Corp.
50,000	5.875%, 3/15/28[1]	47,267
	Targa Resources Partners LP /
	Targa Resources Partners Finance Corp.
125,000	4.250%, 11/15/23	120,313
	Transocean Guardian Ltd.
50,000	5.875%, 1/15/24[1]	49,875
	Whiting Petroleum Corp.
75,000	6.250%, 4/1/23	77,063

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 89.0% (Continued)

Energy: 11.8% (Continued)
	WPX Energy Inc.
$30,000	6.000%, 1/15/22	$31,350
50,000	5.750%, 6/1/26	50,047
		3,198,162

Entertainment/Film: 0.5%
	National CineMedia LLC
125,000	6.000%, 4/15/22	127,344

Environmental: 0.4%
	Covanta Holding Corp.
112,000	5.875%, 7/1/25	108,360

Food/Beverage/Tobacco: 2.1%
	JBS USA LUX SA /
	JBS USA Finance Inc.
75,000	6.750%, 2/15/28[1]	70,946
	Pilgrim’s Pride Corp.
75,000	5.875%, 9/30/27[1]	69,750
	Post Holdings Inc.
100,000	5.500%, 3/1/25[1]	97,875
75,000	5.750%, 3/1/27[1]	72,937
	Sigma Holdco BV
200,000	7.875%, 5/15/26[1]	188,500
	Simmons Foods Inc.
75,000	5.750%, 11/1/24[1]	65,438
		565,446

Gaming: 1.9%
	Boyd Gaming Corp.
100,000	6.875%, 5/15/23	105,125
50,000	6.000%, 8/15/26[1]	49,750
	Caesars Resort Collection LLC /
	CRC Finco Inc.
75,000	5.250%, 10/15/25[1]	71,156
	Golden Nugget Inc.
50,000	8.750%, 10/1/25[1]	51,485
	Pinnacle Entertainment Inc.
100,000	5.625%, 5/1/24	104,315
	Stars Group Holdings BV /
	Stars Group US Co-Borrower LLC
50,000	7.000%, 7/15/26[1]	50,625
	VICI Properties 1 LLC / VICI FC Inc.
82,457	8.000%, 10/15/23	91,940
		524,396

Healthcare: 8.7%
	Avantor Inc.
125,000	9.000%, 10/1/25[1]	126,275
	Centene Corp.
100,000	6.125%, 2/15/24	105,625
	CHS/Community Health Systems Inc.
100,000	5.125%, 8/1/21	93,000
50,000	6.250%, 3/31/23	46,062
50,000	11.000%, 6/30/23 (Next step-down:
	9.875%, 6/22/19)[1,5]	45,125
	DaVita Inc.
225,000	5.125%, 7/15/24	218,672
	Encompass Health Corp.
50,000	5.125%, 3/15/23	50,250
50,000	5.750%, 11/1/24	50,216
	Endo Finance LLC / Endo Finco Inc.
75,000	5.375%, 1/15/23[1]	60,375
	HCA Healthcare Inc.
225,000	6.250%, 2/15/21	234,000
	HCA Inc.
100,000	5.875%, 2/15/26	101,125
	inVentiv Group Holdings Inc. / inVentiv
	Health Inc. / inVentiv Health Clinical Inc.
125,000	7.500%, 10/1/24[1]	132,187
	LifePoint Health Inc.
150,000	5.875%, 12/1/23	149,812
	Mallinckrodt International Finance SA /
	Mallinckrodt CB LLC
100,000	5.750%, 8/1/22[1]	90,500
	Molina Healthcare Inc.
75,000	5.375%, 11/15/22	75,844
50,000	4.875%, 6/15/25[1]	48,750
	MPH Acquisition Holdings LLC
50,000	7.125%, 6/1/24[1]	51,375
	MPT Operating Partnership LP /
	MPT Finance Corp.
75,000	6.375%, 3/1/24	78,938
	Polaris Intermediate Corp.
50,000	8.500% Cash or 9.250% PIK, 12/1/22[1]	51,750
	RegionalCare Hospital
	Partners Holdings Inc.
50,000	8.250%, 5/1/23[1]	52,844
	Universal Hospital Services Inc.
150,000	7.625%, 8/15/20	150,188
	Valeant Pharmaceuticals International Inc.
50,000	7.500%, 7/15/21[1]	50,875
50,000	6.500%, 3/15/22[1]	51,938
100,000	7.000%, 3/15/24[1]	105,220
75,000	6.125%, 4/15/25[1]	69,375
75,000	9.000%, 12/15/25[1]	77,996
		2,368,317

Homebuilders/Real Estate: 0.8%
	Greystar Real Estate Partners LLC
25,000	5.750%, 12/1/25[1]	24,312
	Lennar Corp.
75,000	4.750%, 5/30/25	72,844
	Sabra Health Care LP
50,000	5.125%, 8/15/26	47,854

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 89.0% (Continued)

Homebuilders/Real Estate: 0.8% (Continued)
	William Lyon Homes Inc.
$75,000	6.000%, 9/1/23[1]	$74,416
		219,426

Leisure: 0.9%
	Silversea Cruise Finance Ltd.
75,000	7.250%, 2/1/25[1]	81,383
	Viking Cruises Ltd.
125,000	6.250%, 5/15/25[1]	123,125
50,000	5.875%, 9/15/27[1]	47,375
		251,883

Metals/Mining: 5.0%
	Cleveland-Cliffs Inc.
50,000	4.875%, 1/15/24[1]	48,375
	CONSOL Energy Inc.
50,000	11.000%, 11/15/25[1]	55,125
	Freeport-McMoRan Inc.
50,000	5.450%, 3/15/43	44,110
	Grinding Media Inc. /
	Moly-Cop AltaSteel Ltd.
175,000	7.375%, 12/15/23[1]	182,875
	Hudbay Minerals Inc.
75,000	7.250%, 1/15/23[1]	77,625
	Mountain Province Diamonds Inc.
75,000	8.000%, 12/15/22[1]	75,000
	Natural Resource Partners LP /
	NRP Finance Corp.
50,000	10.500%, 3/15/22	54,250
	Novelis Corp.
100,000	6.250%, 8/15/24[1]	100,250
125,000	5.875%, 9/30/26[1]	120,000
	Peabody Energy Corp.
100,000	6.000%, 3/31/22[1]	101,835
	Rain CII Carbon LLC / CII Carbon Corp.
125,000	7.250%, 4/1/25[1]	127,500
	SunCoke Energy Partners LP /
	SunCoke Energy Partners Finance Corp.
225,000	7.500%, 6/15/25[1]	230,062
	Teck Resources Ltd.
25,000	8.500%, 6/1/24[1]	27,469
100,000	6.000%, 8/15/40	97,750
		1,342,226

Paper: 1.0%
	Boise Cascade Co.
75,000	5.625%, 9/1/24[1]	75,563
	Mercer International Inc.
50,000	6.500%, 2/1/24	50,750
50,000	5.500%, 1/15/26[1]	48,625
	Rayonier AM Products Inc.
100,000	5.500%, 6/1/24[1]	94,500
		269,438

Restaurants: 0.5%
	New Red Finance Inc.
125,000	4.625%, 1/15/22[1]	125,313

Services: 4.0%
	ADT Corp.
100,000	3.500%, 7/15/22	94,100
	Avis Budget Car Rental LLC /
	Avis Budget Finance Inc.
100,000	6.375%, 4/1/24[1]	98,500
	BlueLine Rental Finance Corp. /
	BlueLine Rental LLC
50,000	9.250%, 3/15/24[1]	53,320
	Garda World Security Corp.
100,000	8.750%, 5/15/25[1]	102,500
	GEO Group Inc.
150,000	5.875%, 10/15/24	148,500
	H&E Equipment Services Inc.
100,000	5.625%, 9/1/25	98,500
	Hertz Corp.
75,000	5.875%, 10/15/20	73,687
25,000	7.625%, 6/1/22[1]	24,063
	IRB Holding Corp.
125,000	6.750%, 2/15/26[1]	119,687
	Iron Mountain Inc.
100,000	5.750%, 8/15/24	98,250
50,000	5.250%, 3/15/28[1]	46,520
	KAR Auction Services Inc.
25,000	5.125%, 6/1/25[1]	23,938
	Staples Inc.
50,000	8.500%, 9/15/25[1]	46,750
	United Rentals North America Inc.
75,000	4.625%, 10/15/25	71,625
		1,099,940

Steel: 1.5%
	AK Steel Corp.
50,000	7.000%, 3/15/27	47,750
	Big River Steel LLC / BRS Finance Corp.
50,000	7.250%, 9/1/25[1]	51,505
	Joseph T Ryerson & Son Inc.
100,000	11.000%, 5/15/22[1]	110,250
	TMS International Corp.
75,000	7.250%, 8/15/25[1]	76,875
	United States Steel Corp.
125,000	6.250%, 3/15/26	123,595
		409,975

Super Retail: 0.5%
	Asbury Automotive Group Inc.
75,000	6.000%, 12/15/24	74,696
	JC Penney Corp. Inc.
50,000	8.625%, 3/15/25[1]	42,500
	L Brands Inc.
25,000	6.750%, 7/1/36	22,125
		139,321

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 89.0% (Continued)

Technology: 3.0%
	CommScope Technologies LLC
$75,000	6.000%, 6/15/25[1]	$76,969
	Dell International LLC / EMC Corp.
75,000	5.875%, 6/15/21[1]	76,209
50,000	6.020%, 6/15/26[1]	52,601
	First Data Corp.
125,000	5.375%, 8/15/23[1]	126,469
	NCR Corp.
75,000	4.625%, 2/15/21	74,625
75,000	5.875%, 12/15/21	76,406
	Rackspace Hosting Inc.
125,000	8.625%, 11/15/24[1]	125,937
	Solera LLC / Solera Finance Inc.
125,000	10.500%, 3/1/24[1]	139,454
	Symantec Corp.
75,000	5.000%, 4/15/25[1]	72,845
		821,515

Telecommunications: 7.9%
	CenturyLink Inc.
125,000	5.800%, 3/15/22	124,375
	Frontier Communications Corp.
125,000	10.500%, 9/15/22	114,062
75,000	11.000%, 9/15/25	60,352
50,000	8.500%, 4/1/26[1]	48,438
	GCI LLC
250,000	6.875%, 4/15/25	260,000
	Inmarsat Finance PLC
100,000	4.875%, 5/15/22[1]	98,750
	Intelsat Jackson Holdings SA
250,000	8.000%, 2/15/24[1]	263,125
	Level 3 Financing Inc.
125,000	5.125%, 5/1/23	122,969
	Sprint Communications Inc.
100,000	6.000%, 11/15/22	99,375
	Sprint Corp.
300,000	7.875%, 9/15/23	311,812
50,000	7.625%, 3/1/26	51,125
	Telecom Italia SpA/Milano
200,000	5.303%, 5/30/24[1]	198,000
	Telesat Canada / Telesat LLC
50,000	8.875%, 11/15/24[1]	53,625
	T-Mobile USA Inc.
50,000	5.125%, 4/15/25	50,375
	Wind Tre SpA
200,000	5.000%, 1/20/26[1]	159,542
	Zayo Group LLC / Zayo Capital Inc.
75,000	6.375%, 5/15/25	76,688
50,000	5.750%, 1/15/27[1]	49,250
		2,141,863

Transportation Excluding Air/Rail: 0.9%
	Wabash National Corp.
75,000	5.500%, 10/1/25[1]	72,188
	XPO Logistics Inc.
175,000	6.125%, 9/1/23[1]	180,250
		252,438

Utilities: 3.5%
	AES Corp.
125,000	5.125%, 9/1/27	125,000
	Calpine Corp.
100,000	5.375%, 1/15/23	95,500
100,000	5.750%, 1/15/25	91,687
75,000	5.250%, 6/1/26[1]	70,922
	Drax Finco PLC
200,000	6.625%, 11/1/25[1]	199,500
	NRG Energy Inc.
50,000	6.250%, 7/15/22	51,578
	NRG Yield Operating LLC
150,000	5.000%, 9/15/26	143,625
	TerraForm Power Operating LLC
125,000	5.000%, 1/31/28[1]	118,906
	Vistra Energy Corp.
50,000	8.000%, 1/15/25[1]	53,938
		950,656

TOTAL CORPORATE BONDS
(Cost $24,573,073)		24,106,430

Shares

EXCHANGE TRADED FUNDS: 9.4%
110,900	Invesco Senior Loan ETF	2,539,610

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,566,946)		2,539,610

TOTAL INVESTMENTS
IN SECURITIES: 98.4%
(Cost $27,140,019)		26,646,040
Other Assets in Excess of Liabilities: 1.6%		425,329
TOTAL NET ASSETS: 100.0%		$27,071,369

ETF – Exchange Traded Fund
PIK – Payment-in-Kind – represents the security may pay interest in additional par.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2018 the value of these securities amounted to $14,130,973 or 52.2% of net assets.

[2]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2018.
[3]	Variable rate security; rate shown is the rate in effect on June 30, 2018. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[4]	Perpetual call date security. Date shown is next call date.
[5]	Step-up bond; rate shown is rate in effect on June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Principal
Amount†		Value

CORPORATE BONDS: 80.5%

Aerospace/Defense: 0.3%
	AVIC International Finance
	& Investment Ltd.
2,000,000	4.375%, 5/23/21	$2,009,930

Automotive & Auto Parts: 6.3%
	Autodis SA
EUR 1,600,000	4.375% (3 Month EurIBOR
	+ 4.375%), 7/30/18[1]	1,877,526
	BAIC Inalfa HK
	Investment Co. Ltd.
EUR 1,000,000	1.900%, 11/2/20	1,197,607
	Dongfeng Motor Hong Kong
	International Co. Ltd.
EUR 3,600,000	1.600%, 10/28/18	4,223,886
	FCA Bank SpA
EUR 1,200,000	0.009% (3 Month EurIBOR
	+ 0.330%), 6/17/21[1]	1,385,020
	Ford Motor Credit Co. LLC
EUR 2,000,000	0.098% (3 Month EurIBOR
	+ 0.420%), 12/7/22[1]	2,297,752
EUR 4,000,000	0.379% (3 Month EurIBOR
	+ 0.700%), 12/1/24[1]	4,594,369
	General Motors Financial Co. Inc.
EUR 3,000,000	0.227% (3 Month EurIBOR
	+ 0.550%), 3/26/22[1]	3,496,818
	Hyundai Capital America
2,600,000	1.750%, 9/27/19	2,550,808
2,000,000	2.550%, 4/3/20	1,966,294
	Hyundai Capital Services Inc.
1,500,000	1.625%, 8/30/19	1,471,316
	Lear Corp.
2,000,000	5.375%, 3/15/19	2,074,874
	Pirelli & C SpA
EUR 1,000,000	0.377% (3 Month EurIBOR
	+ 0.700%), 9/26/20[1]	1,159,494
EUR 3,000,000	1.375%, 10/25/22	3,394,529
	PSA Banque France SA
EUR 1,400,000	0.750%, 4/19/23	1,618,412
	RCI Banque SA
EUR 1,400,000	0.101% (3 Month EurIBOR
	+ 0.430%), 1/12/23[1]	1,614,446
EUR 4,250,000	0.241% (3 Month EurIBOR
	+ 0.570%), 11/4/24[1]	4,879,353
EUR 3,000,000	0.259% (3 Month EurIBOR
	+ 0.580%), 3/12/25[1]	3,434,492
	Renault SA
EUR 2,000,000	1.000%, 1/18/24	2,311,663
	Volkswagen Bank GmbH
EUR 1,800,000	0.099% (3 Month EurIBOR
	+ 0.420%), 6/15/21[1]	2,089,893
		47,638,552

Banking: 21.0%
	ABN AMRO Bank NV
EUR 2,025,000	2.875%, 6/30/20[4]	2,461,941
6,000,000	4.400%, 3/27/23[4]	5,891,706
	Allied Irish Banks PLC
EUR 3,500,000	4.125%, 11/26/20[4]	4,291,887
	Aozora Bank Ltd.
890,000	2.750%, 3/9/20	880,081
	Argenta Spaarbank NV
EUR 700,000	3.875%, 5/24/21[4]	871,634
	Banca Farmafactoring SpA
EUR 950,000	1.129% (3 Month EurIBOR
	+ 1.450%), 6/5/20[1]	1,063,648
	Banco Bilbao Vizcaya Argentaria SA
EUR 5,000,000	0.279% (3 Month EurIBOR
	+ 0.600%), 3/9/23[1]	5,737,834
	Banco Comercial Portugues SA
EUR 1,000,000	4.500%, 12/7/22[4]	1,094,096
	Bank of China Hong Kong Ltd.
2,299,000	5.550%, 2/11/20	2,372,306
	Bank of China Ltd.
EUR 2,000,000	0.144% (3 Month EurIBOR
	+ 0.470%), 11/22/20[1]	2,336,689
EUR 4,350,000	0.750%, 7/12/21	5,090,319
	Bankia SA
EUR 2,000,000	9.000%, 11/16/21[4]	2,829,349
EUR 1,000,000	3.375%, 3/15/22[4]	1,190,469
	Barclays PLC
EUR 10,200,000	2.625%, 11/11/20[4]	12,147,959
EUR 2,300,000	2.000%, 2/7/23[4]	2,570,617
	BNP Paribas SA
EUR 7,000,000	2.625%, 10/14/22[4]	8,542,582
	CaixaBank SA
EUR 2,000,000	3.500%, 2/15/22[4]	2,455,450
	Credit Suisse AG
EUR 6,800,000	5.750%, 9/18/20[4]	8,673,707
	CYBG PLC
GBP 2,325,000	5.000%, 2/8/21[4]	3,181,002
	Deutsche Bank AG/New York NY
1,200,000	4.250%, 10/14/21	1,183,939
	Erste Group Bank AG
3,200,000	5.500%, 5/26/20[4]	3,270,157
	Goldman Sachs Group Inc.
2,500,000	3.491% (3 Month LIBOR USD
	+ 1.170%), 5/15/25[1]	2,472,068
4,000,000	4.109% (3 Month LIBOR
	USD + 1.750%), 10/28/26[1]	4,084,205
	ICBCIL Finance Co. Ltd.
1,000,000	3.443% (3 Month LIBOR
	USD + 1.100%), 5/15/23[1]	1,002,050
	ING Groep NV
5,700,000	4.700%, 3/22/23[4]	5,653,995
	Intesa Sanpaolo SpA
EUR 5,000,000	1.577% (3 Month EurIBOR
	+ 1.900%), 9/26/24[1]	5,624,166

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 80.5% (Continued)

Banking: 21.0% (Continued)
	JPMorgan Chase & Co.
2,000,000	3.260% (3 Month LIBOR
	USD + 0.900%), 4/25/22[1]	$2,018,414
	Mitsubishi UFJ Financial
	Group Inc.
EUR 2,050,000	0.228% (3 Month EurIBOR
	+ 0.550%), 5/30/23[1]	2,397,914
	Morgan Stanley
3,100,000	3.759% (3 Month LIBOR
	USD + 1.400%), 10/24/22[1]	3,172,831
	Raiffeisen Bank International AG
EUR 600,000	5.163%, 6/18/19[4]	728,160
EUR 7,200,000	4.500%, 2/21/20[4]	8,771,378
EUR 2,300,000	6.000%, 10/16/23	3,144,495
	Royal Bank of Scotland Group PLC
EUR 1,200,000	3.625%, 3/25/19[4]	1,428,212
1,000,000	6.100%, 6/10/23	1,054,320
	Societe Generale SA
EUR 5,800,000	2.500%, 9/16/21[4]	7,007,440
	Standard Chartered PLC
EUR 652,000	4.000%, 10/21/20[4]	809,179
5,500,000	3.950%, 1/11/23[2]	5,378,630
	TSB Banking Group PLC
GBP 1,000,000	5.750%, 5/6/21[4]	1,391,898
	Turkiye Garanti Bankasi AS
680,000	4.750%, 10/17/19	676,065
	UBS AG
EUR 7,575,000	4.750%, 2/12/21[4]	9,530,527
	UniCredit SpA
EUR 8,410,000	2.421% (3 Month EurIBOR
	+ 2.750%), 5/3/20[1]	9,626,995
	Volksbank Wien AG
EUR 4,600,000	2.750%, 10/6/22[4]	5,290,932
		159,401,246

Building Materials: 0.1%
	Sherwin-Williams Co.
775,000	2.250%, 5/15/20	762,470

Cable/Satellite TV: 1.5%
	Altice France SA
1,500,000	6.000%, 7/30/18[2]	1,507,200
	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital
2,000,000	3.579%, 6/23/20	1,998,441
4,850,000	4.464%, 5/23/22	4,913,941
	United Group BV
EUR 600,000	4.375%, 7/1/19	715,048
EUR 2,025,000	4.375% (3 Month EurIBOR
	+ 4.375%), 7/1/23[1]	2,367,281
		11,501,911

Capital Goods: 1.5%
	CNH Industrial NV
3,000,000	4.500%, 8/15/23	3,023,700
	Orano SA
EUR 300,000	3.500%, 3/22/21	365,743
	Senvion Holding GmbH
EUR 2,450,000	3.875%, 5/1/19	2,480,671
	Shanghai Electric Newage Co. Ltd.
EUR 1,800,000	1.125%, 5/22/20	2,130,443
	Talent Yield Euro Ltd.
EUR 3,000,000	1.435%, 5/7/20	3,563,474
		11,564,031

Chemicals: 2.1%
	CF Industries Inc.
3,000,000	3.400%, 12/1/21[2]	2,950,888
	CNAC HK Finbridge Co. Ltd.
2,200,000	3.000%, 7/19/20	2,162,618
	CNRC Capital Ltd.
EUR 7,000,000	1.871%, 12/7/21	8,326,649
	Syngenta Finance NV
2,125,000	3.933%, 4/23/21[2]	2,121,008
200,000	4.441%, 3/24/23[2]	199,094
		15,760,257

Consumer Products: 0.2%
	Newell Brands Inc.
1,300,000	3.850%, 2/1/23	1,281,893

Containers: 0.2%
	SIG Combibloc Holdings SCA
EUR 1,000,000	7.750%, 7/9/18	1,211,594

Diversified Financial Services: 8.5%
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust
4,000,000	5.000%, 10/1/21	4,124,713
	Aircastle Ltd.
700,000	5.500%, 2/15/22	719,250
	Alliance Data Systems Corp.
EUR 1,300,000	5.250%, 11/15/18	1,572,112
EUR 850,000	4.500%, 3/15/19	1,016,042
	AnaCap Financial Europe
	SA SICAV-RAIF
EUR 2,000,000	5.000% (3 Month EurIBOR
	+ 5.000%), 8/1/19[1]	2,136,423
	BOC Aviation Ltd.
3,200,000	3.413% (3 Month LIBOR
	USD + 1.050%), 5/2/21[1]	3,225,312
	Bracken MidCo1 PLC
GBP 1,000,000	10.500% Cash or 11.250%
	PIK, 11/15/18	1,384,092
	Cabot Financial Luxembourg II SA
EUR 900,000	5.875% (3 Month EurIBOR
	+ 5.875%), 11/15/18[1]	1,065,473

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 80.5% (Continued)

Diversified Financial Services: 8.5% (Continued)
	Cabot Financial Luxembourg SA
GBP 475,000	7.500%, 10/1/19	$640,985
	CCBL Cayman 1 Corp. Ltd.
1,000,000	2.375%, 5/31/19	990,248
	CCTI 2017 Ltd.
4,005,000	3.625%, 8/8/22	3,832,372
	China Great Wall International
	Holdings III Ltd.
3,000,000	2.750%, 8/31/20	2,934,681
	DAE Funding LLC
625,000	4.500%, 8/1/19[2]	607,812
	Federal International Finance PT
1,500,000	4.125%, 5/10/21	1,496,108
	Fincantieri SpA
EUR 895,000	3.750%, 11/19/18	1,055,830
	Garfunkelux Holdco 3 SA
EUR 5,000,000	3.500% (3 Month EurIBOR
	+ 3.500%), 9/1/18[1]	5,173,185
GBP 2,300,000	8.500%, 11/1/18	2,957,539
	Huarong Finance 2017 Co. Ltd.
2,000,000	3.513% (3 Month LIBOR
	USD + 1.150%), 11/7/22[1]	1,995,310
	Huarong Finance II Co. Ltd.
600,000	2.750%, 6/3/19	594,381
	Huarong Universe Investment
	Holding Ltd.
EUR 2,800,000	1.625%, 12/5/22	3,218,942
	Icahn Enterprises LP / Icahn
	Enterprises Finance Corp.
875,000	6.250%, 2/1/19	894,687
875,000	6.750%, 2/1/20	884,844
	International Lease Finance Corp.
3,500,000	8.625%, 1/15/22	4,018,527
	Intrum AB
EUR 600,000	2.625% (3 Month EurIBOR
	+ 2.625%), 7/30/18[1]	686,737
EUR 1,350,000	2.750%, 7/15/19	1,505,175
	Jerrold Finco Plc
GBP 1,065,000	6.250%, 9/15/18	1,446,820
	JIC Zhixin Ltd.
EUR 4,500,000	0.500%, 11/24/20	5,201,977
	LHC3 PLC
EUR 700,000	4.125% Cash or 9.000%
	PIK, 8/15/24	818,483
	Lincoln Finance Ltd.
EUR 2,000,000	6.875%, 7/9/18	2,418,517
	Mercury Bondco PLC
EUR 4,625,000	7.125% Cash or 7.875% PIK, 7/2/18	5,605,593
	Rural Electrification Corp. Ltd.
600,000	3.068%, 12/18/20	588,524
		64,810,694

Diversified Media: 1.4%
	Clear Channel Worldwide
	Holdings Inc.
450,000	6.500%, 7/30/18	459,000
250,000	6.500%, 7/30/18	256,250
	Inter Media and
	Communication SpA
EUR 1,895,000	4.875%, 12/31/19	2,219,401
	Mediaset SpA
EUR 500,000	5.125%, 1/24/19	599,468
	Ubisoft Entertainment SA
EUR 900,000	1.289%, 10/30/22	1,053,719
	WPP Finance 2013
EUR 5,200,000	0.127% (3 Month EurIBOR
	+ 0.450%), 3/20/22[1]	6,050,912
		10,638,750

Energy: 5.0%
	Anadarko Petroleum Corp.
5,000,000	4.850%, 2/15/21	5,148,681
	Continental Resources Inc.
1,000,000	5.000%, 7/30/18	1,014,356
	Corral Petroleum Holdings AB
EUR 1,225,000	11.750% Cash or 13.250%
	PIK, 5/15/19	1,505,561
	Delek & Avner Tamar Bond Ltd.
1,840,000	3.839%, 12/30/18[2]	1,841,923
1,135,000	5.082%, 12/30/23[2]	1,138,178
563,000	5.412%, 12/30/25[2]	566,800
	Energy Transfer Equity LP
1,200,000	4.250%, 12/15/22	1,161,012
	Energy Transfer Partners LP
600,000	4.150%, 8/1/20	607,149
	Gazprom OAO Via Gaz Capital SA
EUR 2,700,000	3.389%, 3/20/20	3,282,686
	Kinder Morgan Energy Partners LP
1,000,000	6.850%, 2/15/20	1,053,374
	Marathon Oil Corp.
2,500,000	2.700%, 5/1/20	2,463,311
1,300,000	2.800%, 8/1/22	1,247,739
	Matador Resources Co.
317,000	6.875%, 7/30/18	332,850
	Petroleos Mexicanos
EUR 4,000,000	2.500%, 8/21/21	4,738,424
GBP 1,262,000	8.250%, 6/2/22	1,976,922
	Plains All American Pipeline LP /
	PAA Finance Corp.
3,500,000	2.600%, 11/15/19	3,465,221
2,000,000	5.000%, 11/1/20	2,055,521
	Sabine Pass Liquefaction LLC
2,000,000	5.625%, 11/1/20[1]	2,091,284
	Sunoco Logistics Partners
	Operations LP
1,541,000	4.250%, 1/1/24	1,528,347

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 80.5% (Continued)

Energy: 5.0% (Continued)
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.
550,000	5.250%, 7/30/18	$551,375
		37,770,714

Food & Drug Retail: 1.2%
	CVS Health Corp.
1,000,000	2.800%, 6/20/20	991,046
825,000	3.047% (3 Month LIBOR
	USD + 0.720%), 3/9/21[1]	829,479
1,400,000	3.700%, 2/9/23	1,394,385
	Picard Groupe SAS
EUR 5,025,000	3.000% (3 Month EurIBOR
	+ 3.000%), 11/30/18[1]	5,750,838
		8,965,748

Food/Beverage/Tobacco: 4.6%
	Anheuser-Busch InBev SA/NV
EUR 4,000,000	0.000% (3 Month EurIBOR
	+ 0.300%), 4/15/24[1]	4,626,362
	Bevco Lux Sarl
EUR 2,120,000	1.750%, 2/9/23	2,469,552
	Bright Food Singapore
	Holdings Pte. Ltd.
EUR 5,000,000	1.625%, 6/3/19	5,915,760
EUR 8,670,000	1.125%, 7/18/20	10,204,298
	Constellation Brands Inc.
1,000,000	3.750%, 5/1/21	1,010,278
2,000,000	2.650%, 10/7/22	1,918,758
	General Mills Inc.
1,575,000	3.363% (3 Month LIBOR
	USD + 1.010%), 10/17/23[1]	1,589,508
	Maple Escrow Subsidiary Inc.
3,800,000	3.551%, 5/25/21[2]	3,805,953
	Premier Foods Finance PLC
GBP 925,000	6.250%, 6/15/20	1,255,373
	Smithfield Foods Inc.
1,000,000	2.650%, 9/3/21[2]	953,169
900,000	3.350%, 1/1/22[2]	869,792
		34,618,803

Gaming: 0.3%
	Intralot Capital Luxembourg SA
EUR 1,605,000	5.250%, 9/15/20	1,562,528
	LHMC Finco Sarl
EUR 325,000	6.250%, 6/20/20	375,269
		1,937,797

Healthcare: 2.9%
	Allergan Finance LLC
2,900,000	3.250%, 7/1/22	2,820,256
	Becton Dickinson and Co.
375,000	3.209% (3 Month LIBOR
	USD + 0.875%), 3/1/19[1]	375,650
3,000,000	2.894%, 5/6/22	2,904,361
	Celgene Corp.
2,500,000	2.875%, 8/15/20	2,482,121
	LifePoint Health Inc.
1,850,000	5.500%, 7/30/18	1,854,625
425,000	5.875%, 12/1/18	424,469
	Mallinckrodt International Finance
	SA / Mallinckrodt CB LLC
455,000	4.875%, 7/30/18[2]	449,312
325,000	5.750%, 7/30/18[2]	294,125
	MPT Operating Partnership LP /
	MPT Finance Corp.
EUR 1,500,000	4.000%, 5/19/22	1,915,837
	Mylan NV
2,020,000	2.500%, 6/7/19	2,011,261
	Shire Acquisitions Investments
	Ireland DAC
1,875,000	1.900%, 9/23/19	1,846,089
	Teva Pharmaceutical Finance
	Netherlands II BV
EUR 880,000	0.375%, 7/25/20	1,003,185
EUR 925,000	3.250%, 1/15/22	1,098,575
	Valeant Pharmaceuticals
	International Inc.
1,004,000	5.625%, 7/30/18[2]	991,450
425,000	6.500%, 3/15/19[2]	441,469
1,350,000	7.000%, 3/15/20[2]	1,420,470
		22,333,255

Homebuilders/Real Estate: 3.3%
	ADLER Real Estate AG
EUR 190,000	4.750%, 4/8/19	228,873
	Blackstone Property Partners
	Europe Holdings Sarl
EUR 2,700,000	1.400%, 7/6/22	3,150,857
	DEMIRE Deutsche Mittelstand
	Real Estate AG
EUR 1,975,000	2.875%, 7/15/19	2,333,623
	Dream Global Funding I Sarl
EUR 1,000,000	1.375%, 12/21/21	1,171,754
	Fastighets AB Balder
EUR 2,000,000	1.125%, 12/14/21	2,359,361
	Globalworth Real Estate
	Investments Ltd.
EUR 2,000,000	2.875%, 6/20/22	2,397,683
	Kennedy Wilson Europe
	Real Estate Ltd.
GBP 4,875,000	3.950%, 3/30/22	6,715,722
	NE Property Cooperatief UA
EUR 5,648,000	3.750%, 2/26/21	6,969,549
		25,327,422

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 80.5% (Continued)

Insurance: 0.4%
	Ardonagh Midco 3 PLC
GBP 2,340,000	8.375%, 7/15/20	$3,130,434

Leisure: 0.4%
	CPUK Finance Ltd.
GBP 1,564,000	4.250%, 8/28/19	2,080,895
GBP 875,000	4.875%, 8/28/20	1,161,939
		3,242,834

Metals/Mining: 0.4%
	Arconic Inc.
175,000	5.400%, 1/15/21	180,469
	First Quantum Minerals Ltd.
1,000,000	7.000%, 7/30/18[2]	1,011,875
950,000	7.250%, 7/30/18[2]	964,250
	Glencore Canada Financial Corp.
GBP 705,000	7.375%, 5/27/20	1,027,075
		3,183,669

Paper: 0.1%
	Fabric BC SpA
EUR 900,000	4.125% (3 Month EurIBOR
	+ 4.125%), 5/31/19[1]	1,038,540

Quasi & Foreign Government: 1.4%
	Chengdu Xingcheng Investment
	Group Co. Ltd.
EUR 5,300,000	2.500%, 3/20/21	5,953,218
	Gansu Provincial Highway
	Aviation Tourism Investment
	Group Co. Ltd.
EUR 4,000,000	1.875%, 12/7/20	4,660,905
		10,614,123

Railroads: 0.9%
	Eastern Creation II Investment
	Holdings Ltd.
EUR 2,400,000	1.500%, 7/29/19	2,842,662
1,500,000	2.750%, 9/26/20	1,468,849
	Russian Railways Via RZD
	Capital PLC
1,700,000	3.450%, 10/6/20	1,678,623
EUR 600,000	3.374%, 5/20/21	740,637
		6,730,771

Services: 1.2%
	ALD SA
EUR 1,000,000	0.106% (3 Month EurIBOR
	+ 0.430%), 11/27/20[1]	1,169,156
	Algeco Global Finance Plc
EUR 2,675,000	6.500%, 2/15/20	3,193,250
	Cognita Financing PLC
GBP 2,000,000	7.750%, 7/9/18	2,692,287
	Nexi Capital SpA
EUR 1,650,000	3.625% (3 Month EurIBOR
	+ 3.625%), 5/31/19[1]	1,905,195
		8,959,888

Steel: 1.6%
	ArcelorMittal
3,000,000	5.500%, 3/1/21	3,133,500
	Shougang Group Co. Ltd.
1,000,000	3.950%, 4/4/19	1,003,270
2,000,000	3.375%, 12/9/19	1,984,272
EUR 5,000,000	1.350%, 8/7/20	5,879,600
		12,000,642

Super Retail: 2.6%
	AA Bond Co. Ltd.
GBP 2,750,000	4.249%, 7/31/20	3,745,810
GBP 2,807,000	2.875%, 10/31/21	3,638,553
	Hema Bondco I BV
EUR 2,800,000	6.250% (3 Month EurIBOR
	+ 6.250%), 7/15/19[1]	3,148,529
	Lotte Shopping Business
	Management Hong Kong Ltd.
2,000,000	2.375%, 9/5/20	1,960,474
	Masaria Investments SAU
EUR 2,100,000	5.250% (3 Month EurIBOR
	+ 5.250%), 9/15/18[1]	2,332,216
	Maxeda DIY Holding BV
EUR 2,000,000	6.125%, 7/15/19	2,135,173
	Takko Luxembourg 2 SCA
EUR 2,670,000	5.375% (3 Month EurIBOR
	+ 5.375%), 11/15/18[1]	2,916,683
		19,877,438

Technology: 1.9%
	Baidu Inc.
800,000	3.250%, 8/6/18	800,570
	Dell International LLC / EMC Corp.
5,800,000	4.420%, 5/15/21[2]	5,888,745
	Microchip Technology Inc.
5,975,000	3.922%, 6/1/21[2]	5,989,006
	TeamSystem SpA
EUR 1,250,000	4.000% (3 Month EurIBOR
	+ 4.000%), 4/15/19[1]	1,461,577
		14,139,898

Telecommunications: 5.2%
	Arqiva Broadcast Finance PLC
GBP 2,800,000	9.500%, 9/30/18	3,833,722
	AT&T Inc.
1,608,000	3.800%, 3/15/22	1,612,122
EUR 1,300,000	0.529% (3 Month EurIBOR
	+ 0.850%), 9/5/23[1]	1,536,703
	Cetin Finance BV
EUR 700,000	1.423%, 12/6/21	841,785
The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount†		Value

CORPORATE BONDS: 80.5% (Continued)

Telecommunications: 5.2% (Continued)
	Crystal Almond SARL
EUR 2,295,000	10.000%, 11/1/18	$2,853,402
	Deutsche Telekom
	International Finance BV
EUR 2,350,000	0.029% (3 Month EurIBOR
	+ 0.350%), 12/1/22[1]	2,737,527
	Iliad SA
EUR 2,600,000	0.625%, 10/25/21	3,012,270
	NOS SGPS SA
EUR 2,000,000	1.125%, 2/2/23	2,351,824
	SoftBank Group Corp.
EUR 1,225,000	4.000%, 1/20/23	1,477,622
	Sprint Corp.
1,625,000	7.875%, 9/15/23	1,688,984
	Sprint Spectrum Co. LLC /
	Sprint Spectrum Co. II LLC /
	Sprint Spectrum Co. III LLC
9,404,688	3.360%, 9/20/21[2]	9,322,397
	TalkTalk Telecom Group PLC
GBP 1,500,000	5.375%, 1/15/19	1,968,369
	Vodafone Group PLC
2,025,000	3.290% (3 Month LIBOR
	USD + 0.990%), 1/16/24[1]	2,017,155
	Wind Tre SpA
EUR 4,000,000	2.750% (3 Month EurIBOR
	+ 2.750%), 7/30/18[1]	3,900,574
		39,154,456

Transportation Excluding Air/Rail: 0.4%
	Naviera Armas SA
EUR 1,175,000	4.250% (3 Month EurIBOR
	+ 4.250%), 7/31/19[1]	1,353,176
EUR 200,000	6.500% (3 Month EurIBOR
	+ 6.500%), 7/31/19[1]	234,786
	Rail Transit International
	Development Co. Ltd.
EUR 600,000	1.625%, 6/22/22	692,367
	Swissport Financing Sarl
EUR 698,000	6.750%, 7/9/18	847,563
		3,127,892

Utilities: 3.6%
	ACEA SpA
EUR 3,500,000	0.042% (3 Month EurIBOR
	+ 0.370%), 2/8/23[1]	4,011,600
	Beijing Energy Investment
	Holdings Ltd.
EUR 1,800,000	1.500%, 7/28/18	2,103,251
	Beijing Gas Singapore
	Capital Corp.
3,200,000	2.750%, 5/31/22	3,051,546
	Calpine Corp.
3,000,000	6.000%, 7/30/18[2]	3,071,250
	EP Energy AS
EUR 3,400,000	5.875%, 11/1/19	4,268,659
	FCC Aqualia SA
EUR 7,000,000	1.413%, 3/8/22	8,332,331
	Israel Electric Corp. Ltd.
952,000	7.250%, 1/15/19	972,939
	State Grid Overseas
	Investment 2016 Ltd.
1,300,000	2.250%, 5/4/20	1,275,580
		27,087,156

TOTAL CORPORATE BONDS
(Cost $623,215,155)		609,822,808

CONVERTIBLE BONDS: 0.5%

Banking: 0.5%
	de Volksbank NV
EUR 3,000,000	3.750%, 11/5/20[4]	3,717,928

TOTAL CONVERTIBLE BONDS
(Cost $3,701,160)		3,717,928

BANK LOANS: 11.2%

Cable/Satellite TV: 0.9%
	SFR Group SA
EUR 1,181,563	3.000% (3 Month EurIBOR
	+ 3.000%), 1/30/26[1,3]	1,343,610
	Unitymedia GmbH
EUR 3,688,525	2.750% (6 Month EurIBOR
	+ 2.750%), 1/15/27[1,3]	4,285,625
	Ziggo BV
EUR 1,000,000	3.000% (6 Month EurIBOR
	+ 3.000%), 4/15/25[1,3]	1,150,489
		6,779,724

Capital Goods: 0.3%
	Big White Acquico GMBH
EUR 1,000,000	4.250% (1 Month EurIBOR
	+ 4.250%), 1/3/24[1,3]	1,088,975
	WITTUR GmbH
EUR 1,320,000	5.000% (3 Month EurIBOR
	+ 4.000%), 3/31/22[1,3]	1,549,205
		2,638,180

Chemicals: 0.7%
	Cheminvest Holdings SARL
EUR 1,935,484	4.250%, 12/7/24[1,3,5,6]	2,272,692
	Colouroz Midco
EUR 2,976,864	3.750%, 9/7/21[1,3,5,6]	3,348,437
		5,621,129

Containers: 0.2%
	Crown Holdings Inc.
EUR 1,196,172	2.375% (3 Month EurIBOR
	+ 2.375%), 4/3/25[1,3]	1,395,390

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited) (Continued)

Principal
Amount†		Value

BANK LOANS: 11.2% (Continued)

Energy: 0.3%
	CD&R Firefly Bidco, Ltd.
GBP 1,916,667	6.856%, 5/12/25[1,3,5,6]	$2,513,975

Food/Beverage/Tobacco: 0.7%
	L1R HB Finance Limited
GBP 4,016,603	5.886% (3 Month LIBOR
	+ 5.250%), 8/30/24[1,3]	5,131,198

Gaming: 0.8%
	Jackpotjoy
GBP 4,750,000	5.799% (2 Month LIBOR
	+ 5.250%), 12/5/24[1,3]	6,305,354

Healthcare: 1.8%
	Avantor Performance
	Materials Holdings Inc.
EUR 4,783,654	4.250% (1 Month EurIBOR
	+ 4.250%), 11/21/24[1,3]	5,624,093
	HRA
EUR 3,000,000	3.500% (3 Month EurIBOR
	+ 3.500%), 9/19/24[1,3]	3,453,761
	Rodenstock
EUR 4,117,760	4.130%, 5/31/19[1,3,5,6]	4,729,093
		13,806,947

Leisure: 0.7%
	Hurtigruten
EUR 3,587,786	4.000% (6 Month EurIBOR
	+ 4.000%), 2/24/25[1,3]	4,166,254
	Park Resorts
GBP 971,265	4.751% (1 Month PIBOR
	+ 4.250%), 3/4/24[1,3]	1,259,394
		5,425,648

Services: 1.0%
	Altran Technologies SA
EUR 2,053,069	2.750% (3 Month EurIBOR
	+ 2.750%), 3/21/25[1,3]	2,386,500
	Global University Systems BV
EUR 1,157,519	4.750% (2 Week EurIBOR
	+ 4.750%), 12/22/24[1,3]	1,353,442
EUR 3,060,663	4.750% (2 Month EurIBOR
	+ 4.750%), 12/22/24[1,3]	3,578,714
		7,318,656

Technology: 2.5%
	Assystem Technologies Services
EUR 5,000,000	4.250% (3 Month EurIBOR
	+ 4.250%), 9/27/24[1,3]	5,855,064
	ION Trading Technologies SARL
EUR 2,633,824	3.750% (2 Month EurIBOR
	+ 2.750%), 11/21/24[1,3]	3,045,025
	Itiviti Group AB
EUR 1,981,481	4.500% (6 Month EurIBOR
	+ 4.500%), 3/13/25[1,3]	2,267,292
	KMD
EUR 4,919,565	4.500% (3 Month EurIBOR
	+ 4.500%), 10/3/20[1,3]	5,615,810
	PI LUX
EUR 1,739,130	3.250% (1 Month EurIBOR
	+ 3.250%), 1/3/25[1,3]	2,001,764
		18,784,955

Telecommunications: 0.5%
	euNetworks
EUR 3,461,538	3.500% (1 Month EurIBOR
	+ 3.500%), 1/11/25[1,3]	4,033,981

Transportation Excluding Air/Rail: 0.8%
	Swissport International AG
EUR 3,000,000	4.375% (1 Month EurIBOR
	+ 4.375%), 2/8/22[1,3]	3,497,378
	Swissport Investments
EUR 2,000,000	4.750% (1 Month EurIBOR
	+ 4.750%), 2/9/22[1,3]	2,331,586
		5,828,964

TOTAL BANK LOANS
(Cost $87,082,021)		85,584,101

TOTAL INVESTMENTS
IN SECURITIES: 92.2%
(Cost $713,998,336)		699,124,837
Other Assets in Excess of Liabilities: 7.8%		58,921,039
TOTAL NET ASSETS: 100.0%		$758,045,876

†	In U.S. Dollars unless otherwise indicated.
EUR – Euro
EurIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIBOR – Paris Interbank Offered Rate
PIK – Payment-in-Kind – represents the security may pay interest in additional par.
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2018. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2018 the value of these securities amounted to $51,784,796 or 6.8% of net assets.

[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2018.
[5]	All or a portion of the loan may be unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2018 (Unaudited)

The Low Duration Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

			U.S. Dollar Value at			U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered		June 30, 2018	Currency to be Received		June 30, 2018	(Depreciation)
7/24/18	EUR	217,139,186	$254,047,997		$268,270,343	$268,270,343	$14,222,346
7/24/18	GBP	46,000,000	60,779,221		$64,676,479	64,676,479	3,897,258
7/24/18		$11,905,800	11,905,800	EUR	10,139,000	11,862,404	(43,396)
9/21/18	EUR	195,000,000	229,198,206		$230,713,275	230,713,275	1,515,069
9/21/18		$9,347,448	9,347,448	EUR	8,000,000	9,403,003	55,555
			$565,278,672			$584,925,504	$19,646,832

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

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Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2018 (Unaudited)

	Credit		Low
	Opportunities	U.S. High	Duration
	Fund	Yield Fund	Fund
ASSETS
Investments in securities, at value (Cost $391,332,396, $27,140,019
and $713,998,336) (Note 2)	$385,036,247	$26,646,040	$699,124,837
Restricted cash	1,676,288	—	—
Cash	8,338,246	281,505	8,987,023
Foreign currency, at value (Cost $191,570, $— and $25,514,996)	168,923	—	25,525,466
Receivables:
Fund shares sold	259,288	—	1,928,228
Investment securities sold	30,108,641	—	12,511,803
Interest receivable	4,259,845	408,915	7,056,191
Unrealized appreciation on forward foreign currency exchange contracts	1,771,612	—	19,690,228
Due from advisor, net	—	8,520	—
Prepaid expenses	28,638	23,759	37,040
Total assets	431,647,728	27,368,739	774,860,816

LIABILITIES
Payables:
Investment securities purchased	21,597,323	174,500	14,101,745
Fund shares purchased	1,497,602	—	2,321,245
Distribution to shareholders	1,424,491	71,472	764
Unrealized depreciation on forward foreign currency exchange contracts	42,544	—	43,396
Investment advisory fees, net	132,056	—	166,836
Fund accounting fees	35,338	10,495	33,944
Administration fees	35,686	10,081	36,725
Transfer agent fees	6,058	1,913	61,635
Audit fees	10,248	11,753	11,735
Chief Compliance Officer fees	1,475	1,475	1,475
Custody fees	54,530	5,476	24,202
Distribution fees	130	—	—
Trustee fees	4,145	1,860	5,263
Shareholder service fees – Institutional Class	14,714	386	—
Shareholder service fees – Class A	183	—	—
Other accrued expenses	53,211	7,959	5,975
Total liabilities	24,909,734	297,370	16,814,940
NET ASSETS	$406,737,994	$27,071,369	$758,045,876

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2018 (Unaudited) (Continued)

	Credit		Low
	Opportunities	U.S. High	Duration
	Fund	Yield Fund	Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$411,658,592	$27,712,532	$752,962,409
Undistributed (accumulated) net investment income (loss)	(833,610)	7,337	(1,936,876)
Accumulated net realized gain (loss) on investments and foreign currency	619,006	(154,521)	2,378,691
Net unrealized appreciation (depreciation) on:
Investments	(6,296,149)	(493,979)	(14,873,499)
Foreign currency	(22,647)	—	10,470
Forward foreign currency exchange contracts	1,729,068	—	19,646,832
Foreign currency translation	(116,266)	—	(142,151)
Net assets	$406,737,994	$27,071,369	$758,045,876
Supra Institutional Class:
Net assets	$219,846,937	$24,409,241	$758,045,876
Shares of beneficial interest issued and outstanding (unlimited number of shares
authorized without par value)	21,083,340	2,557,893	74,453,306
Net asset value, offering and redemption price per share	$10.43	$9.54	$10.18

Institutional Class[1]:
Net assets	$186,518,094	$2,662,128	$—
Shares of beneficial interest issued and outstanding (unlimited number of shares
authorized without par value)	17,890,684	278,817	—
Net asset value, offering and redemption price per share	$10.43	$9.55	$—
Class A2:
Net assets	$372,963	$—	$—
Shares of beneficial interest issued and outstanding (unlimited number of shares
authorized without par value)	35,798	—	—
Net asset value, minimum offering and redemption price per share	$10.42	$—	$—
Maximum offering price per share ($10.42/95.75%)	$10.88	$—	$—

[1]	This class is not offered for Low Duration Fund as of June 30, 2018.
[2]	This class is not offered for U.S. High Yield Fund and Low Duration Fund as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

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Muzinich Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2018 (Unaudited)

	Credit		Low
	Opportunities	U.S. High	Duration
	Fund	Yield Fund	Fund
INVESTMENT INCOME
Interest	$7,152,653	$696,899	$9,950,454
Dividend income	—	44,513	—
Term loan income	105,835	—	83,649
Consent income	21,386	—	8,480
Other income	1,121	1,775	973
Total investment income	7,280,995	743,187	10,043,556

EXPENSES
Investment advisory fees	1,200,575	71,570	1,599,561
Administration fees	114,571	30,315	143,235
Fund accounting fees	108,244	42,793	124,610
Custody fees	87,382	5,640	171,459
Registration fees	42,419	18,225	13,167
Shareholder service fees – Institutional Class	24,019	720	—
Shareholder service fees – Class A	96	—	—
Transfer agent fees	25,767	9,248	173,254
Miscellaneous expense	45,441	5,295	12,811
Interest expense	—	—	15,748
Audit fees	11,748	11,753	11,735
Trustee fees	8,444	5,282	11,077
Chief Compliance Officer fees	4,475	4,475	4,475
Legal fees	10,141	2,102	2,845
Reports to shareholders	7,200	717	8,846
Insurance expense	1,605	1,315	1,938
Distribution fees – Class A	243	—	—
Total expenses	1,692,370	209,450	2,294,761
Less: fees waived and expenses absorbed	(467,438)	(133,256)	(517,473)
Net expenses	1,224,932	76,194	1,777,288
Net investment income	6,056,063	666,993	8,266,268

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(3,051,351)	(146,091)	8,521,757
Forward foreign currency exchange contracts	7,495,778	—	(2,421,003)
Foreign currency and foreign currency translation	(3,904,423)	—	(3,977,756)
Futures contracts	(34,737)	—	—
Swap contracts	(476,994)	—	—
Net realized gain (loss)	28,273	(146,091)	2,122,998
Change in net unrealized appreciation/depreciation on:
Investments	(13,388,398)	(694,002)	(35,183,801)
Forward foreign currency exchange contracts	3,690,865	—	27,332,265
Foreign currency and foreign currency translation	(313,874)	—	(505,515)
Change in net unrealized appreciation/depreciation	(10,011,407)	(694,002)	(8,357,051)
Net realized and unrealized gain	(9,983,134)	(840,093)	(6,234,053)
Net increase (decrease) in net assets resulting from operations	$(3,927,071)	$(173,100)	$2,032,215

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$6,056,063	$10,431,115
Net realized gain (loss) on investments, forward foreign currency exchange contracts, foreign
currency, foreign currency translation, futures contracts and swap contracts	28,273	(1,025,320)
Change in unrealized appreciation/depreciation on investments, forward foreign currency exchange
contracts, foreign currency, foreign currency translation and futures contracts	(10,011,407)	4,983,995
Net increase (decrease) in net assets resulting from operations	(3,927,071)	14,389,790

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Supra Institutional Class	(3,285,853)	(4,993,074)
Institutional Class	(2,765,183)	(3,521,671)
Class A	(4,029)	(4,559)
From net realized gain
Supra Institutional Class	—	(542,587)
Institutional Class	—	(472,276)
Class A	—	(528)
Total distributions to shareholders	(6,055,065)	(9,534,695)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares – Supra Institutional Class[1]	16,860,076	28,248,563
Net increase in net assets derived from net change in outstanding shares – Institutional Class[2]	9,199,566	105,668,964
Net increase in net assets derived from net change in outstanding shares – Class A3	176,049	92,049
Total increase in net assets from capital share transactions	26,235,691	134,009,576
Total increase in net assets	16,253,555	138,864,671

NET ASSETS
Beginning of period/year	390,484,439	251,619,768
End of period/year	$406,737,994	$390,484,439
Accumulated net investment loss	$(833,610)	$(834,608)

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of capital share transactions for Supra Institutional Class shares are as follows:

	Six Months Ended
	June 30, 2018		Year Ended
	(Unaudited)		December 31, 2017
	Shares	Value	Shares	Value
Shares sold	2,258,449	$23,937,234	4,176,131	$44,606,397
Shares issued in reinvestment of distributions	116,189	1,218,339	472,754	5,024,811
Shares redeemed[4]	(785,384)	(8,295,497)	(2,006,805)	(21,382,645)
Net increase	1,589,254	$16,860,076	2,642,080	$28,248,563

[4]	Net redemption fees of $2,248 and $3,189, respectively.
[2]	Summary of capital share transactions for Institutional Class shares are as follows:

	Six Months Ended
	June 30, 2018		Year Ended
	(Unaudited)		December 31, 2017
	Shares	Value	Shares	Value
Shares sold	2,990,037	$31,649,656	12,311,829	$131,393,914
Shares issued in reinvestment of distributions	193,771	2,030,875	311,324	3,311,876
Shares redeemed[5]	(2,318,320)	(24,480,965)	(2,711,452)	(29,036,826)
Net increase	865,488	$9,199,566	9,911,701	$105,668,964

[5]	Net redemption fees of $3,333 and $1,838, respectively.
[3]	Summary of capital share transactions for Class A shares are as follows:

	Six Months Ended
	June 30, 2018		Year Ended
	(Unaudited)		December 31, 2017
	Shares	Value	Shares	Value
Shares sold	24,742	$260,000	12,991	$137,125
Shares issued in reinvestment of distributions	385	4,029	479	5,087
Shares redeemed	(8,373)	(87,980)	(4,653)	(50,163)
Net increase	16,754	$176,049	8,817	$92,049

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$666,993	$2,952,610
Net realized gain (loss) on investments	(146,091)	1,572,510
Change in unrealized appreciation/depreciation on investments	(694,002)	(113,725)
Net increase (decrease) in net assets resulting from operations	(173,100)	4,411,395

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Supra Institutional Class	(595,663)	(2,855,053)
Institutional Class	(63,993)	(101,168)[1]
From net realized gain
Supra Institutional Class	—	(1,317,442)
Institutional Class	—	(163,659)[1]
Total distributions to shareholders	(659,656)	(4,437,322)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[2]	5,703,278	(63,667,034)
Net increase in net assets derived from net change in outstanding shares – Institutional Class[3]	170,467	2,742,927 [1]
Total increase (decrease) in net assets from capital share transactions	5,873,745	(60,924,107)
Total increase (decrease) in net assets	5,040,989	(60,950,034)

NET ASSETS
Beginning of period/year	22,030,380	82,980,414
End of period/year	$27,071,369	$22,030,380
Undistributed net investment income	$7,337	$—

[1]	Institutional Class commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to December 31, 2017.
[2]	Summary of capital share transactions for Supra Institutional Class shares are as follows:

	Six Months Ended
	June 30, 2018		Year Ended
	(Unaudited)		December 31, 2017
	Shares	Value	Shares	Value
Shares sold	640,494	$6,256,610	1,804,466	$19,150,000
Shares issued in reinvestment of distributions	16,141	155,420	228,887	2,416,942
Shares redeemed	(73,675)	(708,752)	(8,001,254)	(85,233,976)
Net increase (decrease)	582,960	$5,703,278	(5,967,901)	$(63,667,034)

[3]	Summary of capital share transactions for Institutional Class shares are as follows:

	Six Months Ended
	June 30, 2018		Period Ended
	(Unaudited)		December 31, 2017[4]
	Shares	Value	Shares	Value
Shares sold	11,067	$107,300	235,011	$2,478,100
Shares issued in reinvestment of distributions	6,539	63,167	26,200	264,827
Net increase	17,606	$170,467	261,211	$2,742,927

[4]	Institutional Class commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$8,266,268	$10,187,625
Net realized gain (loss) on investments, forward foreign currency exchange contracts, foreign
currency and foreign currency translation	2,122,998	(6,933,267)
Change in unrealized appreciation/depreciation on investments, forward foreign currency
exchange contracts, foreign currency and foreign currency translation	(8,357,051)	12,285,783
Net increase in net assets resulting from operations	2,032,215	15,540,141

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Supra Institutional Class	(8,170,302)	(5,115,148)
From net realized gain
Supra Institutional Class	—	(46,037)
Total distributions to shareholders	(8,170,302)	(5,161,185)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	58,341,894	431,682,660
Total increase in net assets	52,203,807	442,061,616

NET ASSETS
Beginning of period/year	705,842,069	263,780,453
End of period/year	$758,045,876	$705,842,069
Accumulated net investment loss	$(1,936,876)	$(2,032,842)

[1]	Summary of capital share transactions for Supra Institutional Class shares are as follows:

	Six Months Ended
	June 30, 2018		Year Ended
	(Unaudited)		December 31, 2017
	Shares	Value	Shares	Value
Shares sold	20,053,170	$205,517,308	49,176,804	$499,641,279
Shares issued in reinvestment of distributions	601,471	6,145,800	18,305	183,163
Shares redeemed[2]	(14,956,829)	(153,321,214)	(6,707,630)	(68,141,782)
Net increase	5,697,812	$58,341,894	42,487,479	$431,682,660

[2]	Net redemption fees of $— and $686, respectively.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30,					Period Ended
	2018	Year Ended December 31,				December 31,
Supra Institutional Class	(Unaudited)	2017	2016	2015	2014	2013[1]
Net asset value, beginning of period/year	$10.69	$10.50	$10.27	$10.38	$10.37	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.16	0.34	0.32	0.29	0.26	0.43
Net realized and unrealized
gain (loss) on investments	(0.26)	0.14	0.33	(0.14)	0.08	0.37
Total from investment operations	(0.10)	0.48	0.65	0.15	0.34	0.80
Redemption fees proceeds	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	—

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.27)	(0.31)	(0.26)	(0.31)	(0.31)
From net realized gain	—	(0.03)	(0.11)	—	(0.02)	(0.12)
Total distributions	(0.16)	(0.30)	(0.42)	(0.26)	(0.33)	(0.43)
Net asset value, end of period/year	$10.43	$10.69	$10.50	$10.27	$10.38	$10.37

Total return	(0.96)%[4]	4.70%	6.34%	1.48%	3.17%	8.19%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$219.8	$208.4	$176.9	$148.5	$99.3	$11.0
Portfolio turnover rate	118%[4]	135%	260%	473%	598%	573%[4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.83%[5]	0.83%	0.84%	0.90%	1.35%	2.46%[5]
After fees waived and expenses absorbed	0.60%[5]	0.60%	0.60%	0.60%	0.60%	0.60%[5]

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.84%[5]	3.00%	2.77%	2.47%	1.75%	2.38%[5]
After fees waived and expenses absorbed	3.07%[5]	3.23%	3.01%	2.77%	2.50%	4.24%[5]

[1]	Commenced operations on January 3, 2013. Information presented is for the period from January 3, 2013 to December 31, 2013.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30,				Period Ended
	2018	Year Ended December 31,			December 31,
Institutional Class	(Unaudited)	2017	2016	2015	2014[1]
Net asset value, beginning of period/year	$10.69	$10.49	$10.27	$10.38	$10.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.16	0.34	0.33	0.27	0.04
Net realized and unrealized gain (loss) on investments	(0.26)	0.15	0.31	(0.12)	(0.03)
Total from investment operations	(0.10)	0.49	0.64	0.15	0.01
Redemption fees proceeds	0.00 [3]	0.00 [3]	—	—	0.00 [3]

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.26)	(0.31)	(0.26)	(0.06)
From net realized gain	—	(0.03)	(0.11)	—	(0.02)
Total distributions	(0.16)	(0.29)	(0.42)	(0.26)	(0.08)
Net asset value, end of period/year	$10.43	$10.69	$10.49	$10.27	$10.38
Total return	(0.97)%[4]	4.73%	6.20%	1.41%	0.12%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$186.5	$181.9	$74.6	$7.7	$0.6
Portfolio turnover rate	118%[4]	135%	260%	473%	598%[4,6]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.86%[5]	0.91%	0.90%	0.97%	1.15%[5]
After fees waived and expenses absorbed	0.63%[5]	0.67%	0.64%	0.67%	0.70%[5]

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.81%[5]	2.92%	2.81%	2.33%	1.27%[5]
After fees waived and expenses absorbed	3.04%[5]	3.16%	3.08%	2.63%	1.72%[5]

[1]	Commenced operations on October 15, 2014. Information presented is for the period from October 15, 2014 to December 31, 2014.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30,	Year Ended	Period Ended
	2018	December 31,	December 31,
Class A	(Unaudited)	2017	2016[1]
Net asset value, beginning of period/year	$10.68	$10.49	$10.83

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.14	0.31	0.10
Net realized and unrealized loss on investments	0.20	0.14	(0.15)
Total from investment operations	0.34	0.45	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.23)	(0.18)
From net realized gain	—	(0.03)	(0.11)
Total distributions	(0.14)	(0.26)	(0.29)
Net asset value, end of period/year	$10.88	$10.68	$10.49
Total return[5]	(1.08)%[3]	4.35%	(0.52)%[3]

SUPPLEMENTAL DATA:
Net assets, end of period/year (thousands)	$0.4	$203.5	$107.3
Portfolio turnover rate	118%[3]	135%	260%[3,6]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.18%[4]	1.15%	1.29%[4]
After fees waived and expenses absorbed	0.95%[4]	0.92%	0.95%[4]

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.52%[4]	2.67%	2.39%[4]
After fees waived and expenses absorbed	2.75%[4]	2.90%	2.75%[4]

[1]	Commenced operations on August 31, 2016. Information presented is for the period from August 31, 2016 to December 31, 2016.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.
[5]	The returns shown do not include effective sales charges. If the charges were included, total return would be reduced.
[6]	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30,	Year Ended	Period Ended
	2018	December 31,	December 31,
Supra Institutional Class	(Unaudited)	2017	2016[1]
Net asset value, beginning of period/year	$9.85	$10.45	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.25	0.51	0.41
Net realized and unrealized gain (loss) on investments	(0.32)	0.14	0.35
Total from investment operations	(0.07)	0.65	0.76

LESS DISTRIBUTIONS:
From net investment income	(0.24)	(0.58)	(0.30)
From net realized gain	—	(0.67)	(0.01)
Total distributions	(0.24)	(1.25)	(0.31)
Net asset value, end of period/year	$9.54	$9.85	$10.45

Total return	(0.74)%[3]	6.30%	7.74%[3]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$24.4	$19.5	$83.0
Portfolio turnover rate	40%[3]	120%	140%[3]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.60%[4]	1.03%	1.83%[4]
After fees waived and expenses absorbed	0.58%[4]	0.58%	0.58%[4]

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.11%[4]	4.39%	4.01%[4]
After fees waived and expenses absorbed	5.13%[4]	4.84%	5.25%[4]

[1]	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to December 31, 2016.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months Ended
	June 30,	Period Ended
	2018	December 31,
Institutional Class	(Unaudited)	2017[1]
Net asset value, beginning of period	$9.86	$10.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.24	0.39
Net realized and unrealized loss on investments	(0.31)	0.17
Total from investment operations	(0.07)	0.56

LESS DISTRIBUTIONS:
From net investment income	(0.24)	(0.49)
From net realized gain	—	(0.67)
Total distributions	(0.24)	(1.16)
Net asset value, end of period	$9.55	$9.86
Total return	(0.76)%[3]	5.47%[3]

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$2.7	$2.6
Portfolio turnover rate	40%[3]	120%[3,5]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.68%[4]	1.61%[4]
After fees waived and expenses absorbed	0.64%[4]	0.68%[4]

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.03%[4]	3.87%[4]
After fees waived and expenses absorbed	5.07%[4]	4.81%[4]

[1]	Commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to December 31, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30,	Year Ended	Period Ended
	2018	December 31,	December 31,
Supra Institutional Class	(Unaudited)	2017	2016[1]
Net asset value, beginning of period/year	$10.27	$10.04	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.12	0.24	0.09
Net realized and unrealized loss on investments	(0.09)	0.18	0.03
Total from investment operations	0.03	0.42	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.19)	(0.08)
From net realized gain	—	(0.00)[3]	—
Total distributions	(0.12)	(0.19)	(0.08)
Net asset value, end of period/year	$10.18	$10.27	$10.04

Total return	0.25%[4]	4.26%	1.19%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$758.0	$705.8	$263.8
Portfolio turnover rate	37%[4]	57%	7%[4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.64%[5]	0.71%	0.96%[5]
After fees waived and expenses absorbed	0.50%[5]	0.50%	0.50%[5]

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.18%[5]	2.16%	1.40%[5]
After fees waived and expenses absorbed	2.32%[5]	2.37%	1.86%[5]

[1]	Commenced operations on June 30, 2016. Information presented is for the period from June 30, 2016 to December 31, 2016.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”), Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”), and Muzinich Low Duration Fund (“Low Duration Fund”) (each a “Fund”, collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016, and June 30, 2016, respectively.

The Funds offer three classes of shares: Class A shares, Institutional Shares, and Supra Institutional Shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. While all classes are available for the Credit Opportunities Fund, currently, the U.S. High Yield Fund offers Institutional and Supra Institutional shares, and only Supra Institutional shares are being offered for the Low Duration Fund.

The investment objective of the Credit Opportunities Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the U.S. High Yield Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

Swap agreements, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2018 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments and derivative positions as of June 30, 2018. See the Schedules of Investments for the industry breakouts.

Credit Opportunities Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$262,413,336	$—	$262,413,336
U.S. Government Notes/Bonds	—	58,074,258	—	58,074,258
Bank Loans	664,164	53,888,504	—	54,553,293
Short-Term Investments	—	9,995,360	—	9,995,360
Forward Foreign Currency Exchange Contracts	—	1,771,612	—	1,771,612
Total Assets	$664,164	$386,143,070	$—	$386,807,234
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$42,544	$—	$42,544
Total Liabilities	$—	$42,544	$—	$42,544

The Credit Opportunities Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period.

U.S. High Yield Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$24,106,430	$—	$24,106,430
Exchange Traded Funds	2,539,610	—	—	2,539,610
Total Assets	$2,539,610	$24,106,430	$—	$26,646,040

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2018 (Unaudited) (Continued)

The U.S. High Yield Fund did not invest in any Level 3 securities nor have transfers into or out of Level 1 or Level 2 during the period.

Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$609,822,808	$—	$609,822,808
Convertible Bonds	—	3,717,928	—	3,717,928
Bank Loans	—	85,584,101	—	85,584,101
Forward Foreign Currency Exchange Contracts	—	19,690,228	—	19,690,228
Total Assets	$—	$718,815,065	$—	$718,815,065
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$43,396	$—	$43,396
Total Liabilities	$—	$43,396	$—	$43,396

Transfers were made into Level 2 and out of Level 3 due to the security being evaluated by an independent pricing service.  The Low Duration Fund did not have transfers into or out of Level 1 during the six months ended June 30, 2018.

Transfers into Level 3	$—
Transfers out of Level 3	(5,615,810)
Net transfers into and/or out of Level 3	$(5,615,810)
Transfers into Level 2	$5,615,810
Transfers out of Level 2	—
Net transfers into and/or out of Level 2	$5,615,810

The following is a reconciliation of the Low Duration Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Bank Loans
Balance as of December 31, 2017	$5,969,236
Acquisitions	29,693
Dispositions	(93,933)
Accrued discounts/premiums	—
Realized gain (loss)	(1,601)
Change in unrealized appreciation/depreciation	(287,585)
Transfer in and/or out of Level 3	(5,615,810)
Balance as of June 30, 2018	$—

Change in unrealized appreciation/depreciation for
Level 3 investments held at June 30, 2018	$—

The Trust’s Board of Trustees has established a Valuation Committee to oversee valuation techniques in accordance with the adopted valuation procedures. The Board of Trustees ratifies valuation techniques quarterly.

It is the Funds’ policy to recognize transfers in and transfers out at the fair value as of the end of period.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2018 (Unaudited) (Continued)

The Credit Opportunities Fund’s average notional value of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2018, was $174,116,177. The Low Duration Fund’s average notional value for forward foreign currency exchange contracts outstanding during the six months ended June 30, 2018, was $577,675,371.

The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for swap and futures contracts is based on the monthly notional amounts. The notional amount for swap contracts is the principal value. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The following table shows the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2018:

Credit Opportunities Fund

	Asset Derivatives as of June 30, 2018		Liability Derivatives as of June 30, 2018
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation		Unrealized Depreciation
Exchange Contracts	on Forward Foreign Currency		on Forward Foreign Currency
Exchange Contracts		$1,771,612	Exchange Contracts	$42,544
		$1,771,612		$42,544

Low Duration Fund
	Asset Derivatives as of June 30, 2018		Liability Derivatives as of June 30, 2018
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation		Unrealized Depreciation
Exchange Contracts	on Forward Foreign Currency		on Forward Foreign Currency
Exchange Contracts		$19,690,228	Exchange Contracts	$43,396
		$19,690,228		$43,396

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2018:

Credit Opportunities Fund

	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$7,495,778	$3,690,865

Interest Rate –	Net realized and unrealized
Futures Contracts	gain (loss) on futures contracts	(34,737)	—

Credit –	Net realized and unrealized
Swap Contracts	gain (loss) on swap contracts	(476,994)	—

Low Duration Fund

	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$(2,421,003)	$27,332,265

The U.S. High Yield Fund did not have derivatives activity during the six months ended June 30, 2018.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2018 (Unaudited) (Continued)

B.
Swap Contracts. A swap, which may be a customized and privately negotiated agreement or a standardized and exchange-traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of  the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again  upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Credit Opportunities Fund had futures contracts activity during the six months ended June 30, 2018. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund and the Low Duration Fund did not have futures contracts activity during the six months ended June 30, 2018.

D.
Forward Foreign Currency Exchange Contracts. During the six months ended June 30, 2018, the Credit Opportunities Fund and the Low Duration Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations.

E.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency translation.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2018 (Unaudited) (Continued)

F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.

As of December 31, 2017, the Credit Opportunities Fund and Low Duration Fund did not have any post-October losses. As of December 31, 2017, the U.S. High Yield Fund deferred, on a tax basis, post-October losses of $6,714. As of December 31, 2017, the Credit Opportunities Fund and Low Duration Fund deferred, on a tax basis, late year losses of $2,796,404 and $9,718,275, respectively.

At December 31, 2017, the Funds did not have any capital loss carryovers.

As of December 31, 2017, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

G.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Credit Opportunities Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the U.S. High Yield Fund and the Low Duration Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis.

I.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities. A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Valuation Committee as reflecting fair value. Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2018 (Unaudited) (Continued)

M.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

N.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement,  no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.

O.
Term Loan Income. Term loan income consists of transaction fees including, but not limited to, delayed compensation, assignment, transfer, administration, and amendment fees. Fee and other income is recorded when earned.

P.
Restricted Cash. Restricted cash represents amounts that are held by third parties under certain of the Funds’ derivative transactions.  Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities.  Interest income earned on restricted cash is recorded in other income on the Statements of Operations.

Q.
Offsetting Agreements. The Funds may subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2018 (Unaudited) (Continued)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2018:

Credit Opportunities Fund

		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
		in the Statements	in the Statements of	Financial	Pledged
Description	Gross Amounts	of Assets and Liabilities	Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$1,771,612	$—	$1,771,612	$(42,544)	$—	$1,729,068
Liabilities
Forward foreign
currency exchange
contracts	42,544	—	42,544	(42,544)	—	—

Low Duration Fund

		Gross Amounts Offset	Net Amounts Presented		Cash Collateral
		in the Statements	in the Statements of	Financial	Pledged
Description	Gross Amounts	of Assets and Liabilities	Assets and Liabilities	Instruments	(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$19,690,228	$—	$19,690,228	$(43,396)	$—	$19,646,832
Liabilities
Forward foreign
currency exchange
contracts	43,396	—	43,396	(43,396)	—	—

R.
Recently Issued Accounting Pronouncements. In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

S.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Muzinich & Co., Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Credit Opportunities Fund the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the U.S. High Yield Fund the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. The investment advisory fees incurred by the Funds for the six months ended June 30, 2018, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to limit total expenses for Class A Shares, Institutional Shares, and Supra Institutional Shares to 0.95%, 0.70% and 0.60%, respectively, of the Credit Opportunities

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2018 (Unaudited) (Continued)

Fund’s average daily net assets, 0.93%, 0.68% and 0.58%, respectively for the U.S. High Yield Fund, and 0.85%, 0.60%, and 0.50%, respectively for the Low Duration Fund.  The Operating Expenses Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Funds, upon sixty (60) days’ written notice to the Advisor.  Any fees waived and/or Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement.  The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustees’ review and approval. The amount of fees waived and expenses absorbed by the Advisor during the six months ended June 30, 2018, is disclosed in the Statements of Operations.  Any amount due from the Advisor is paid monthly to the Funds, if applicable.

As of June 30, 2018, the remaining cumulative amounts that may be recouped by the Advisor on behalf of the Funds are shown in the following table. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated.

Credit Opportunities Fund

Expiration	Amount
December 31, 2018	$204,784
December 31, 2019	498,503
December 31, 2020	770,603
December 31, 2021	467,438
Total	$1,941,328

U.S. High Yield Fund

Expiration	Amount
December 31, 2019	$145,340
December 31, 2020	282,569
December 31, 2021	133,256
Total	$561,165

Low Duration Fund

Expiration	Amount
December 31, 2019	$178,907
December 31, 2020	887,946
December 31, 2021	517,473
Total	$1,584,326

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities USBFS maintains the Funds’ books and  records,  calculates  the  Funds’ NAV,  prepares  various  federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Funds to USBFS for these services for the six months ended June 30, 2018, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. (the “Custodian”) serves as custodian to the Funds. Both the Distributor and Custodian are affiliates of USBFS.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to Class A shares. The Plan provides that each Fund may pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. No distribution fees are paid by Supra Institutional or Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Credit Opportunities Fund during the year ended June 30, 2018, are disclosed in the Statements of Operations.  As of June 30, 2018, Class A shares are not offered for the U.S. High Yield Fund or the Low Duration Fund.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2018 (Unaudited) (Continued)

Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the six months ended June 30, 2018, are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2018, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales
Credit Opportunities Fund	$438,990,535	$418,571,974
U.S. High Yield Fund	15,342,329	10,154,846
Low Duration Fund	306,243,409	257,877,335

For the six months ended June 30, 2018, the cost of purchases and proceeds from the sales of long-term U.S. Government obligations included in the paragraph above, were as follows:

	Purchases	Sales
Credit Opportunities Fund	$96,474,980	$46,122,041

As of June 30, 2018, there were no purchases or sales of long-term U.S. Government securities for U.S. High Yield Fund or Low Duration Fund.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2018 (estimated), and the year ended December 31, 2017, was as follows:

	Ordinary Income
	June 30, 2018	December 31, 2017
Credit Opportunities Fund	$6,055,065	$9,214,713
U.S. High Yield Fund	659,656	4,310,722
Low Duration Fund	8,170,302	5,158,784

	Long-Term Capital Gains*
	June 30, 2018	December 31, 2017
Credit Opportunities Fund	$—	$319,982
U.S. High Yield Fund	—	126,600
Low Duration Fund	—	2,401

*	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2018 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at December 31, 2017, was as follows:

	Credit		Low
	Opportunities	U.S. High	Duration
	Fund	Yield Fund	Fund
Cost of investments	$368,009,487	$22,134,760	$651,545,821
Gross tax unrealized appreciation	8,343,546	430,165	22,418,884
Gross tax unrealized depreciation	(1,258,714)	(231,858)	(2,119,817)
Net tax unrealized appreciation	7,084,832	198,307	20,299,067
Undistributed ordinary income	1,055,123	1,260,864	37,376
Undistributed long-term capital gain	240,682	—	266,928
Total distributable earnings	1,295,805	1,260,864	304,304
Other accumulated loss	(3,319,099)	(1,267,578)	(9,381,817)
Total accumulated earnings	$5,061,538	$191,593	$11,221,554

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the tax treatment of foreign currency contracts, capital loss carryovers, and wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the six months ended June 30, 2018, are as follows:

Credit Opportunities Fund

Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	4,679,000
Average daily loan outstanding	833,429
Credit facility outstanding as of June 30, 2018	—
Average interest rate	4.79%

U.S. High Yield Fund

Maximum available credit	$4,000,000
Largest amount outstanding on an individual day	608,000
Average daily loan outstanding	592,500
Credit facility outstanding as of June 30, 2018	—
Average interest rate	4.50%

Low Duration Fund

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	48,556,000
Average daily loan outstanding	25,196,800
Credit facility outstanding as of June 30, 2018	—
Average interest rate	4.50%

Interest expense for the six months ended June 30, 2018, is disclosed in the Statements of Operations, if applicable.

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2018 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, distribution fees (12b-1), service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/18 – 6/30/18).

Actual Expenses

The “Actual” line for each respective class of the following tables provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services LLC, the Funds’ transfer agent. The Funds charge a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them. If you request that a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, distribution fees, shareholder servicing fees, fund accounting fees, fund administration fees, custody fees and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line for each respective class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, each “Hypothetical” line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Credit Opportunities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/18	6/30/18	1/1/2018 – 6/30/2018[1]
Class A Actual	$1,000.00	$989.20	$4.69
Hypothetical (5% annual return before taxes)	$1,000.00	$1,020.08	$4.76

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/18	6/30/18	1/1/2018 – 6/30/2018[1]
Supra Institutional Class Actual	$1,000.00	$990.40	$2.96
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.82	$3.01

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/18	6/30/18	1/1/2018 – 6/30/2018[1]
Institutional Class Actual	$1,000.00	$990.30	$3.11
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.67	$3.16

[1]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional, Institutional, and Class A shares were 0.60%, 0.63% and 0.95% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2018 (Unaudited) (Continued)

U.S. High Yield Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/18	6/30/18	1/1/2018 – 6/30/2018[2]
Supra Institutional Class Actual	$1,000.00	$992.60	$2.87
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.92	$2.91

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/18	6/30/18	1/1/2018 – 6/30/2018[2]
Institutional Class Actual	$1,000.00	$992.40	$3.16
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.62	$3.21

Low Duration Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/18	6/30/18	1/1/2018 – 6/30/2018[3]
Supra Institutional Class Actual	$1,000.00	$1,002.50	$2.48
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.32	$2.51

[2]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional and Institutional Class shares were 0.58% and 0.64% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

[3]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratio for Supra Institutional Class shares was 0.50% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

Muzinich Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the Funds’ web site at www.muzinichusfunds.com. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 months ended June 30 is available upon request without charge by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Form N-Q is available upon request without charge by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, the Funds may mail only one copy of the each Fund’s prospectus and each annual and semi-annual report to those addresses shared  by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ website at www.muzinichusfunds.com.

Muzinich Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York 10022

Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant,
and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-689-4642

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Fund	Class	Symbol	CUSIP
Muzinich Credit Opportunities Fund	Supra Institutional Class	MZCSX	74316J532
	Institutional Class	MZCIX	74316J540
	Class A	MZCRX	74316J557

Muzinich U.S. High Yield Corporate Bond Fund	Supra Institutional Class	MZHSX	74316J565
	Institutional Class	MZHIX	74316J573

Muzinich Low Duration Fund	Supra Institutional Class	MZLSX	74316P132

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date     September 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date     September 5, 2018

By (Signature and Title)  /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date     September 5, 2018

* Print the name and title of each signing officer under his or her signature.